UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08212

J.P. Morgan Series Trust II
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, New York		10036
(Address of principal executive offices)		(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	December 31, 2005

Date of reporting period:	September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Series Trust II

Schedule of Portfolio Investments as of September 30, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

JPMorgan Bond Portfolio

Schedule of Portfolio Investments

As of September 30, 2005 (Unaudited)

Principal Amount	Security Description	Value
Long-Term Investments — 140.8%
Asset Backed Securities — 19.3%
$421,102	American Express Credit Account Master Trust
	Series 2004-C, Class C, FRN, 4.27%, 02/15/12 (e) (m)	$422,077
	AmeriCredit Automobile Receivables Trust
224,200	Series 2003-DM, Class A3B, FRN, 4.11%, 12/06/07 (m)	224,268
225,000	Series 2003-DM, Class A4, 2.84%, 08/06/10 (m)	220,945
100,000	Series 2004-DF, Class A3, 2.98%, 07/06/09 (m)	98,166
335,000	Capital Auto Receivables Asset Trust
	Series 2003-2, Class A4A, 1.96%, 01/15/09 (m)	328,273
	Capital One Auto Finance Trust
125,000	Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	122,805
300,000	Series 2004-A, Class A4, FRN, 3.87%, 03/15/11 (m)	300,360
750,000	Series 2004-B, Class A3, 2.96%, 04/15/09 (m)	734,588
	Capital One Master Trust
320,000	Series 2000-4, Class C, FRN, 4.57%, 08/15/08 (e) (m)	320,058
500,000	Series 2001-8A, Class A, 4.60%, 08/15/09 (m)	500,337
	Capital One Multi-Asset Execution Trust
880,000	Series 2003-A, FRN, 5.02%, 12/15/10 (m) (e) (i)	903,104
600,000	Series 2003-A4, Class A4, 3.65%, 07/15/11 (m)	585,010
500,000	Capital One Prime Auto Receivables Trust
	Series 2005-1, Class A4, FRN, 3.69%, 04/15/11 (m)	500,055
255,000	Carmax Auto Owner Trust
	Series 2003-2, Class A4, 3.07%, 10/15/10 (m)	250,284
440,000	Citibank Credit Card Issuance Trust
	Series 2003-C2, Class C2, FRN, 4.89%, 03/20/08 (m)	441,623
	Citigroup Mortgage Loan Trust, Inc.
209,426	Series 2003-HE3, Class A, FRN, 4.21%, 12/25/33 (m)	209,958
330,000	Series 2005-OPT1, Class A1B, FRN, 4.04%, 02/25/35 (m)	330,383
165,000	CNH Equipment Trust
	Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	163,990
	Countrywide Asset-Backed Certificates
63,626	Series 2003-5, Class AF3, 3.61%, 04/25/30 (m)	63,395
190,000	Series 2003-5, Class MF1, 5.41%, 01/25/34 (m)	189,824
94,047	Series 2004-1, Class 3A, FRN, 4.11%, 04/25/34 (m)	94,083
120,000	Series 2004-1, Class M1, FRN, 4.33%, 03/25/34 (m)	120,570
100,000	Series 2004-1, Class M2, FRN, 4.38%, 03/25/34 (m)	100,308
	Countrywide Home Equity Loan Trust
380,871	Series 2004-I, Class A, FRN, 4.06%, 05/15/29 (m)	382,003
169,515	Series 2005-B, Class 2A, FRN, 3.95%, 05/15/35 (m)	169,498
125,000	First Franklin Mortgage Loan Asset Backed Certificates
	Series 2005-FF2, Class M3, FRN, 4.31%, 03/25/35 (m)	125,047
330,000	Ford Credit Floorplan Master Owner Trust
	Series 2005-1A, Class A, FRN, 3.92%, 05/15/10 (m)	329,870
126,183	GE Corporate Aircraft Financing LLC
	Series 2004-1A, Class A1, FRN, 3.92%, 08/25/11 (e) (m)	126,203
260,000	GE Equipment Small Ticket LLC
	Series 2005-1A, Class A3, 4.38%, 07/22/09 (e) (m)	259,025
325,000	Gracechurch Card Funding plc
	Series A, FRN, 3.79%, 11/16/09 (m)	325,065
150,568	GSAMP Trust, Series 2004-OPT
	Class A1, FRN, 4.17%, 11/25/34 (m)	150,949
213,952	Household Mortgage Loan Trust
	Series 2004-HC1, Class A, FRN, 4.15%, 01/20/34 (m)	214,514
	Long Beach Mortgage Loan Trust
75,647	Series 2003-3, Class A, FRN, 4.15%, 07/25/33 (m)	75,701
63,444	Series 2003-4, Class AV3, FRN, 4.17%, 08/25/33 (m)	63,479
300,000	Series 2003-4, Class M1, FRN, 4.51%, 08/25/33 (m)	301,494
188,131	Series 2004-1, Class A3, FRN, 4.13%, 02/25/34 (m)	188,310
190,000	Series 2004-1, Class M1, FRN, 4.33%, 02/25/34 (m)	190,702
125,000	Series 2004-1, Class M2, FRN, 4.38%, 02/25/34 (m)	125,373
205,824	Series 2004-3, Class A3, FRN, 4.09%, 07/25/34 (m)	205,819
250,000	Series 2004-3, Class M1, FRN, 4.40%, 07/25/34 (m)	252,126
155,000	M&I Auto Loan Trust
	Series 2003-1, Class A4, 2.97%, 04/20/09 (m)	151,581
	Mastr Asset Backed Securities Trust
125,000	Series 2005-OPT1, Class M2, FRN, 4.25%, 03/25/35 (m)	124,492
200,000	Series 2005-NC1, Class A4, FRN, 4.06%, 12/25/34 (m)	200,212
275,000	MBNA Credit Card Master Note Trust
	Series 2001-C2, Class C2, FRN, 4.92%, 12/15/13 (e) (m)	281,265
	New Century Home Equity Loan Trust
115,000	Series 2005-1, Class A2B, FRN, 4.05%, 03/25/35 (m)	115,152
125,000	Series 2005-1, Class M1, FRN, 4.28%, 03/25/35 (m)	125,044

150,000	Series 2005-2, Class A2B, FRN, 4.01%, 06/25/35 (m)	149,996
	Option One Mortgage Loan Trust
74,051	Series 2003-1, Class A2, FRN, 4.25%, 02/25/33 (m)	74,272
60,778	Series 2003-5, Class A2, FRN, 4.15%, 08/25/33 (m)	60,877
273,440	Series 2005-2, Class A2, FRN, 3.91%, 05/25/35 (m)	273,389
750,000	Series 2005-4, Class A3, FRN, 4.14%, 11/25/35 (m)	750,000
	Residential Asset Securities Corp.,
52,248	Series 2002-KS4, Class AIIB, FRN, 4.08%, 07/25/32 (m)	52,329
106,852	Series 2003-KS5, Class AIIB, FRN, 4.12%, 07/25/33 (m)	107,039
135,316	Series 2003-KS9, Class A2B, FRN, 4.15%, 11/25/33 (m)	135,634
	SLM Student Loan Trust
905,000	Series 2003-11, Class A5, 2.99%, 12/15/22 (e) (m)	887,687
609,879	Series 2003-12, Class A2, FRN, 3.92%, 12/15/12 (m)	610,308
230,000	Triad Auto Receivables Owner Trust
	Series 2003-B, Class A4, 3.20%, 12/13/10 (m)	225,408
270,000	Volkswagen Auto Loan Enhanced Trust
	Series 2003-2, Class A4, 2.94%, 03/22/10 (m)	263,776
	Wachovia Asset Securitization, Inc.
151,210	Series 2002-HE2, Class A, FRN, 4.26%, 12/25/32 (m)	151,956
225,799	Series 2003-HE2, Class AII1, FRN, 4.09%, 07/25/33 (m)	226,349
434,400	Series 2003-HE3, Class A, FRN, 4.08%, 11/25/33 (m)	434,564
500,000	Wachovia Mortgage Loan Trust LLC
	Series 2005-WMC1, Class A2, FRN, 4.02%, 10/25/35 (m)	500,000
195,000	WFS Financial Owner Trust
	Series 2003-4, Class A4, 3.15%, 05/20/11 (m)	191,370
	Total Asset Backed Securities (Cost $16,899,900)	16,802,337
Collaterized Mortgage Obligations — 20.8%
Agency CMO — 3.3%
	Federal Home Loan Mortgage Corp.
717,856	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	54,939
352,048	Series 2760, Class GI, IO, 4.50%, 02/15/11 (m)	15,491
1,002,248	Series 2779, Class SM, IF, IO, 3.38%, 10/15/18 (m)	76,735
551,340	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	45,710
2,791,109	Series 2813, Class SB, IF, IO, 3.28%, 02/15/34 (m)	198,867
582,079	Series 2857, Class NI, IO, 5.00%, 04/15/17 (m)	28,540
3,164,086	Series 2861, Class GS, IF, IO, 3.43%, 01/15/21 (m)	145,577
5,474,679	Fereral Home Loan Mortgage Corp. STRIPS
	Series 232, Class IO, IO, 5.00%, 08/01/35 (m)	1,295,104
	Federal National Mortgage Association
111,382	Series 2003-18, Class DB, 4.50%, 09/25/22 (m)	111,209
41,288	Series 2003-19, Class JP, 4.50%, 11/25/22 (m)	41,203
1,032,389	Series 2004-61, Class TS, IO, FRN, 3.27%, 10/25/31 (m)	57,749
823,460	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	100,891
	Federal National Mortgage Association Interest STRIPS
275,000	Series 353, Class 2, IO, 5.00%, 07/25/34 (m)	63,250
2,289,653	Series 357, Class 2, IO, 5.00%, 02/01/35 (m)	540,215
	Government National Mortgage Association
398,078	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	25,420
609,536	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	54,929
235,480	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	12,402
		2,868,230
Non-Agency CMO — 17.5%
	Adjustable Rate Mortgage Trust
270,314	Series 2004-1, Class 9A2, FRN, 4.23%, 12/25/34 (m)	270,933
124,235	Series 2005-4, Class 7A2, FRN, 4.06%, 08/25/35 (m)	124,315
359,280	Series 2005-5, Class 6A21, FRN, 4.06%, 09/25/35 (m)	359,514
239,254	Series 2005-6A, Class 2A1, FRN, 4.14%, 11/25/35 (m)	239,442
250,000	Bear Stearns Commercial Mortgage Securities
	Series 2005-PWR8, Class A4, 4.67%, 06/11/41 (m)	243,693
974,598	Countrywide Alternative Loan Trust
	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	984,040
	Countrywide Home Loan Mortgage Pass-Through Trust
1,407,689	Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	1,407,373
1,121,699	Series 2004-28R, Class A1, 5.50%, 08/25/33 (m)	1,126,573
178,047	Countrywide Home Equity Loan Trust
	Series 2004-K, Class 2A, FRN, 4.07%, 11/15/29 (m)	178,379
199,512	CR
	Series 2000-ZC2, Class A4A, 6.70%, 08/10/14 (e) (m)	208,521
317,700	CS First Boston Mortgage Securities Corp.
	Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	318,821
250,000	Granite Mortgages plc (United Kingdom)
	Series 2004-3, Class 1A3, FRN, 3.99%, 09/20/44 (m)	250,028
248,828	Greenpoint Mortgage Funding Trust
	Series 2005-AR4, Class 4A1A, FRN, 4.14%, 10/25/45 (m)	249,065
	GS Mortgage Securities Corp. II
146,079	Series 2003-FL6A, Class A1, FRN, 3.92%, 11/15/15 (e) (m)	146,070

250,000	Series 2005-GG4, Class A4A, 4.75%, 07/10/39 (m)	245,254
742,390	GSMPS Mortgage Loan Trust
	Series 2005-RP1, Class 1AF, FRN, 4.18%, 01/25/35 (e) (m)	744,820
	Harborview Mortgage Loan Trust
991,218	Series 2005-3, Class 2A1A, FRN, 4.03%, 06/19/35 (m)	989,050
471,489	Series 2005-9, Class 2A1A, FRN, 4.14%, 06/20/35 (m) (e)	471,194
	Indymac Index Mortgage Loan Trust
398,875	Series 2004-AR7, Class A1, FRN, 4.27%, 09/25/34 (m)	401,699
1,047,218	Series 2005-AR14, Class 2A1A, FRN, 4.13%, 08/25/35 (m)	1,044,545
91,465	LB Commercial Conduit Mortgage Trust
	Series 1999-C2, Class A1, 7.11%, 10/15/32 (m)	93,264
575,000	LB-UBS Commercial Mortgage Trust
	Series 2005-C1, Class A4, 4.74%, 02/15/30 (m)	566,734
177,310	Medallion Trust (Australia)
	Series 2004-1G, Class A1, FRN, 3.97%, 05/25/35 (m)	177,621
815,000	Morgan Stanley Capital I
	Series 2005-IQ9, Class A5, 4.70%, 07/15/56 (m)	798,304
	RESI Finance LP (Cayman Islands)
384,949	Series 2003-B, Class B3, FRN, 5.28%, 07/10/35 (e) (m)	391,806
524,917	Series 2003-C, Class B3, FRN, 5.13%, 09/10/35 (e) (m)	530,141
97,207	Series 2003-C, Class B4, FRN, 5.33%, 09/10/35 (e) (m)	98,174
504,516	Series 2003-D, Class B3, FRN, 5.03%, 12/10/35 (e) (m)	506,004
164,938	Series 2003-D, Class B4, FRN, 5.23%, 12/10/35 (e) (m)	165,420
243,306	Series 2005-A, Class B3, FRN, 4.31%, 03/10/37 (e) (m)	243,306
99,308	Series 2005-A, Class B4, FRN, 4.41%, 03/10/37 (e) (m)	99,308
65,274	RMAC plc (United Kingdom)
	Series 2004-NS1A, Class A1B, FRN, 3.94%, 12/12/20 (e) (m)	65,274
52,546	SACO I, Inc.
	Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (m)	52,447
466,517	Structured Asset Mortgage Investments, Inc.
	Series 2005-AR2, Class 2A1, FRN, 4.06%, 05/25/45 (m)	464,495
	Washington Mutual, Inc.
272,517	Series 2005-AR2, Class 2A21, FRN, 4.16%, 01/25/45 (m)	272,980
685,987	Series 2005-AR9, Class A1A, FRN, 4.15%, 07/25/45 (m)	686,335
		15,214,942
	Total Collateralized Mortgage Obligations (Cost $18,238,150)	18,083,172
Corporate Bonds — 34.4%
Aerospace & Defense — 0.3%
200,000	General Dynamics Corp.
	2.13%, 05/15/06 (m)	197,478
60,000	L-3 Communications Corp.
	5.88%, 01/15/15 (m)	58,050
		255,528
Auto Components — 0.0% (g)
44,000	TRW Automotive, Inc.
	9.38%, 02/15/13 (m)	47,740
Automobiles — 0.5%
250,000	DaimlerChrysler NA Holding Corp.
	FRN, 4.43%, 05/24/06 (m)	250,696
Capital Markets — 2.4%
75,000	Arch Western Finance LLC
	6.75%, 07/01/13 (m)	76,500
	Bear Stearns Cos., Inc. (The)
440,000	FRN, 3.77%, 01/16/07 (m)	440,893
165,000	FRN, 3.83%, 04/29/08 (m)	165,294
280,000	Goldman Sachs Group, Inc.
	6.35%, 02/15/34 (m)	291,740
350,000	Merrill Lynch & Co., Inc.
	FRN. 3.74%, 10/19/07 (m)	350,562
	Morgan Stanley
430,000	FRN, 3.70%, 01/12/07 (m)	430,496
100,000	FRN, 3.88%, 11/09/07 (m)	100,086
295,000	Temasek Financial I Ltd. (Singapore)
	4.50%, 09/21/15 (e) (m)	287,869
		2,143,440
Chemicals — 0.2%
40,000	Huntsman International LLC
	9.88%, 03/01/09 (m)	42,250
30,000	Huntsman LLC
	11.50%, 07/15/12 (m)	34,275
65,000	PolyOne Corp.
	10.63%, 05/15/10 (m)	66,950
		143,475

Commercial Banks — 6.7%
170,000	BBVA Bancomer S.A. (Cayman Islands)
	VAR, 5.38%, 07/22/15 (e)	169,544
200,000	HBOS plc (United Kingdom)
	VAR, 6.41%, 12/31/49 (e) (m)	199,280
360,000	HSBC Capital Funding LP
	VAR, 4.61%, 12/31/49 (e) (m)	344,389
165,000	Industrial Bank of Korea (South Korea)
	4.00%, 05/19/14 (e) (m)	158,300
200,000	Keycorp.
	Series G, FRN, 3.85%, 07/23/07 (m)	200,420
195,000	Mizuho JGB Investment LLC
	VAR, 9.87%, 12/31/49 (e) (m)	217,554
205,000	Mizuho Preferred Capital Co. LLC
	VAR, 8.79%, 12/31/49 (e) (m)	223,142
110,000	National Capital Trust II (Australia)
	VAR, 5.49%, 12/31/49 (e) (m)	110,462
250,000	Northern Rock plc
	FRN, 3.74%, 10/19/07 (e) (m)	250,204
	RBS Capital Trust I
115,000	VAR, 5.51%, 12/31/49 (m)	116,987
100,000	VAR, 4.71%, 12/31/49 (m)	96,477
225,000	Resona Bank Ltd. (Japan)
	VAR, 5.85%, 12/31/49 (e) (m)	222,072
	Royal Bank of Scotland Group plc (United Kingdom)
385,000	Series 3, 7.82%, 12/31/49 (m)	388,124
150,000	FRN, 3.84%, 11/24/06 (e) (m)	150,048
170,000	Shinhan Bank (South Korea)
	VAR, 5.66%, 03/02/35	167,112
155,000	Standard Chartered First Bank Korea Ltd. (South Korea)
	7.27%, 03/03/34 (e) (m)	170,518
130,000	Sumitomo Mitsui Banking Corp. (Japan)
	VAR, 5.63%, 12/31/49 (e) (m)	129,375
290,000	Suntrust Bank
	2.50%, 11/01/06 (m)	282,334
875,000	UBS AG (Jersey)
	Series E, FRN, 4.15%, 07/20/06	875,000
270,000	United Overseas Bank Ltd. (Singapore)
	VAR, 5.38%, 09/03/19 (e) (m)	272,020
390,000	U.S. Bank NA
	2.85%, 11/15/06 (m)	381,896
200,000	Wachovia Corp.
	FRN, 3.72%, 07/20/07 (m)	200,204
135,000	Wells Fargo & Co.
	FRN, 4.02%, 03/23/07 (m)	135,100
250,000	Westpac Banking Corp. (Australia)
	FRN, 3.90%, 05/25/07 (e) (m)	250,259
150,000	Woori Bank (South Korea)
	VAR, 5.75%, 03/13/14 (e) (m)	152,354
		5,863,175
Commercial Services & Supplies — 0.1%
90,000	Allied Waste North America
	6.13%, 02/15/14 (m)	84,150
40,000	Iron Mountain, Inc.
	6.63%, 01/01/16 (m)	37,600
219	United Rentals North America, Inc.
	7.75%, 11/15/13 (m)	211
		121,961
Construction & Engineering — 0.3%
305,000	Caterpillar Financial Services Corp.
	FRN, 3.91%, 02/26/07 (m)	305,435
Consumer Finance — 2.4%
285,000	Aiful Corp. (Japan)
	5.00%, 08/10/10 (e) (m)	283,119
	American General Finance Corp.
340,000	3.00%, 11/15/06 (m)	334,036
170,000	Series H, 4.50%, 11/15/07 (m)	169,392
335,000	Capital One Financial Corp.
	8.75%, 02/01/07 (m)	352,286
100,000	General Motors Acceptance Corp.
	FRN, 4.67%, 03/20/07 (m)	97,901
425,000	Household Finance Corp.
	FRN, 3.90%, 02/09/07 (m)	425,856

275,000	International Lease Finance Corp.
	4.88%, 09/01/10 (m)	273,654
150,000	John Deere Capital Corp.
	Series D, FRN, 3.94%, 03/16/06 (m)	150,018
		2,086,262
Containers & Packaging — 0.2%
45,000	Crown European Holdings S.A. (France)
	9.50%, 03/01/11 (m)	49,275
40,000	Graphic Packaging International Corp.
	9.50%, 08/15/13 (m)	37,600
65,000	Owens-Brockway Glass Container, Inc.
	8.25%, 05/15/13	67,600
		154,475
Diversified Financial Services — 5.7%
175,000	American Honda Finance Corp.
	FRN, 3.88%, 05/11/07 (e) (m)	175,184
500,000	Aries Vermoegensverwaltungs Gm (Germany)
	9.60%, 10/25/14 (e) (m)	660,000
	CIT Group, Inc.
375,000	FRN, 3.94%, 08/15/08 (m)	375,087
115,000	FRN, 4.02%, 05/18/07 (m)	115,303
220,000	Credit Suisse First Boston USA, Inc.
	FRN, 3.98%, 06/02/08 (m)	220,165
500,000	Eli Lilly Services, Inc. (British Virgin Islands)
	FRN, 3.91%, 09/12/08 (e) (m)	499,806
	Ford Motor Credit Co. (m)
350,000	FRN, 4.87%, 03/21/07 (m)	345,304
275,000	7.88%, 06/15/10 (m)	267,605
100,000	General Electric Capital Corp.
	FRN, 3.86%, 05/19/08 (m)	100,047
	HSBC Finance Corp.
300,000	Series I, FRN, 3.89%, 05/09/08 (m)	300,189
500,000	FRN, 4.00%, 9/15/08 (m)	500,005
150,000	5.00%, 06/30/15 (m)	147,523
350,000	Islandbanki
	VAR, 0.00%, 10/15/08 (e)	350,000
	Pricoa Global Funding I
345,000	3.90%, 12/15/08 (e) (m)	336,658
400,000	FRN, 4.10%, 12/22/06 (e) (m)	400,896
110,000	Resona Preferred Global Securities Cayman Ltd., (Cayman Islands)
	VAR, 7.19%, 12/31/49, VAR (e) (m)	113,879
90,244	TRAINS
	VAR, 7.65%, 06/15/15 (e) (m)	91,936
30,000	UGS Corp.
	10.00%, 06/01/12 (m)	32,850
		5,032,438
Diversified Telecommunication Services — 1.7%
85,000	BellSouth Corp.
	6.00%, 11/15/34 (m)	85,355
265,000	Deutsche Telekom International Finance BV (Netherlands)
	5.25%, 07/22/13 (m)	267,544
	France Telecom S.A. (France)
110,000	7.75%, 03/01/11 (m)	124,902
105,000	8.50%, 03/01/31 (m)	140,716
65,000	Qwest Corp.
	8.87%, 03/15/12 (m)	71,013
	Sprint Capital Corp.
220,000	6.00%, 01/15/07 (m)	223,666
115,000	6.90%, 05/01/19 (m)	128,748
135,000	8.75%, 03/15/32 (m)	181,025
220,000	Verizon Global Funding Corp.
	5.85%, 09/15/35 (m)	216,358
		1,439,327
Electric Utilities — 1.4%
140,000	Alabama Power Co.
	Series Y, 2.80%, 12/01/06 (m)	137,367
280,000	Dominion Resources, Inc.
250,000	Series D, FRN, 4.30%, 09/28/07 (m)	314,680
	Series E, 7.20%, 09/15/14 (m)	249,932
155,000	Pacificorp
	4.30%, 09/15/08 (m)	153,188
	Progress Energy, Inc.
170,000	6.85%, 04/15/12 (m)	184,105
80,000	7.00%, 10/30/31 (m)	88,895
250,000	Public Service Enterprise Group, Inc.
	FRN, 4.30%, 09/21/08 (m)	249,847
		1,378,014

Electronic Equipment & Instruments — 0.1%
50,000	Celestica, Inc. (Canada)
	7.88%, 07/01/11 (m)	51,000
Food & Staples Retailing — 0.4%
110,000	Delhaize America, Inc.
	9.00%, 04/15/31 (m)	126,978
275,000	Safeway, Inc.
	4.13%, 11/01/08 (m)	267,499
		394,477
Gas Utilities — 0.6%
60,000	Chesapeake Energy Corp.
	6.50%, 08/15/17 (e) (m)	61,050
	Enterprise Products Operating LP
175,000	5.00%, 03/01/15 (m)	166,045
120,000	6.65%, 10/15/34 (m)	123,128
210,000	Nisource Finance Corp.
	5.45%, 09/15/20 (m)	205,420
		555,643
Health Care Equipment & Supplies — 0.1%
50,000	Fresenius Medical Care Capital Trust
	7.88%, 02/01/08 (m)	52,125
Health Care Providers & Services — 0.2%
115,000	HCA, Inc.
	6.38%, 01/15/15 (m)	113,775
60,000	Service Corp. International
	6.75%, 04/01/16 (m)	60,300
		174,075
Hotels, Restaurants & Leisure — 0.2%
60,000	ITT Corp.
	7.38%, 11/15/15 (m)	65,100
70,000	MGM Grand, Inc.
	5.88%, 02/27/14 (m)	66,500
65,000	Vail Resorts, Inc.
	6.75%, 02/15/14 (m)	64,838
		196,438
Household Durables — 0.2%
	DR Horton, Inc.
35,000	8.50%, 04/15/12 (m)	37,780
15,000	5.25%, 02/15/15 (m)	14,041
45,000	Sealy Mattress Co.
	8.25%, 06/15/14 (m)	45,225
55,000	Standard Pacific Corp.
	6.88%, 05/15/11 (m)	53,763
		150,808
Household Products — 0.1%
100,000	Spectrum Brands, Inc.
	7.38%, 02/01/15 (m)	90,000
Industrial Conglomerates — 0.3%
	Hutchison Whampoa International Ltd. (Cayman Islands)
120,000	6.25%, 01/24/14 (e) (m)	126,840
140,000	7.45%, 11/24/33 (e) (m)	161,714
		288,554
Insurance — 2.0%
25,000	Arch Capital Group Ltd. (Bermuda)
	7.35%, 05/01/34 (m)	26,658
125,000	Aspen Insurance Holdings Ltd. (Bermuda)
	6.00%, 08/15/14 (m)	125,012
125,000	Axis Capital Holdings Ltd. (Bermuda)
	5.75%, 12/01/14 (m)	124,043
125,000	Endurance Specialty Holdings Ltd. (Bermuda)
	7.00%, 07/15/34 (m)	126,693
1,000,000	Monumental Global Funding II
	FRN, 3.88%, 09/13/07 (e) (m)	999,497
195,000	Nippon Life Insurance (Japan)
	4.88%, 08/09/10 (e) (m)	193,174
130,000	Protective Life Secured Trust
	FRN, 3.66%, 01/14/08 (m)	130,125
		1,725,202
Internet & Catalog Retail — 0.4%
295,000	IAC/InterActiveCorp.
	7.00%, 01/15/13 (m)	311,005
IT Services — 0.1%
60,000	Sungard Data Systems, Inc.
	9.13%, 08/15/13 (e) (m)	62,175
Media — 1.4%
45,000	Cablevision Systems Corp.
	8.00%, 04/15/12	43,650

55,000	Charter Communications Operating LLC
	8.00%, 04/30/12 (e) (m)	55,413
	Comcast Corp.
45,000	4.95%, 06/15/16 (m)	43,093
45,000	7.05%, 03/15/33 (m)	50,083
100,000	Dex Media, Inc.
	SUB, 0.00%, 11/15/13 (m)	78,750
95,000	DirecTV Holdings LLC
	6.38%, 06/15/15 (e) (m)	94,288
	Echostar DBS Corp.
40,000	6.38%, 10/01/11 (m)	39,650
10,000	6.63%, 10/01/14 (m)	9,900
230,000	News America, Inc.
	6.20%, 12/15/34 (m)	230,347
120,000	TCI Communications, Inc.
	7.88%, 02/15/26 (m)	143,210
135,000	Time Warner Entertainment Co. LP
	8.38%, 03/15/23 (m)	163,753
	Time Warner, Inc.
110,000	7.63%, 04/15/31 (m)	128,868
75,000	9.15%, 02/01/23 (m)	96,869
		1,177,873
Metals & Mining — 0.6%
105,000	Corp Nacional del Cobre de Chile (Chile)
	5.63%, 09/21/35 (e) (m)	103,887
	Falconbridge Ltd. (Canada)
150,000	6.00%, 10/15/15 (m)	152,847
45,000	6.20%, 06/15/35 (m)	43,464
115,000	Newmont Mining Corp.
	5.88%, 04/01/35 (m)	112,711
120,000	Teck Cominco Ltd. (Canada)
	6.13%, 10/01/35 (m)	117,675
		530,584
Multiline Retail — 1.1%
1,020,000	Wal-Mart Stores, Inc.
	5.25%, 09/01/35 (m)	987,090
Multi-Utilities — 0.3%
110,000	Appalachian Power Co.
	Series L, 5.80%, 10/01/35 (m)	108,934
Oil, Gas & Consumable Fuels — 1.1%
215,000	BP Capital Markets plc (United Kingdom)
	2.75%, 12/29/06 (m)	210,370
180,000	Deutsche Bank AG for Gazstream S.A. (Germany)
	5.63%, 07/22/13 (e)	180,900
	Kinder Morgan Energy Partners LP
105,000	7.40%, 03/15/31 (m)	122,218
65,000	7.75%, 03/15/32 (m)	78,989
55,000	Series B, 7.30%, 08/15/33 (m)	63,785
225,000	Nexen, Inc. (Canada)
	5.88%, 03/10/35 (m)	220,545
50,000	Valero Energy Corp.
	7.50%, 04/15/32 (m)	60,351
		937,158
Paper & Forest Products — 0.1%
110,000	Georgia - Pacific Corp.
	7.70%, 06/15/15 (m)	121,413
1,000	Tembec Industries, Inc. (Canada)
	8.50%, 02/01/11 (m)	653
		122,065
Real Estate — 0.9%
240,000	ERP Operating LP
	5.13%, 03/15/16 (m)	236,410
	iStar Financial, Inc.
265,000	5.15%, 03/01/12 (m)	258,840
125,000	6.00%, 12/15/10 (m)	128,312
225,000	Simon Property Group LP
	5.10%, 06/15/15 (m)	220,543
		844,106
Road & Rail — 0.4%
310,000	CSX Corp.
	FRN, 4.01%, 08/03/06 (m)	310,508
Semiconductors & Semiconductor Equipment — 0.0% (g)
219	Amkor Technology, Inc.
	7.75%, 05/15/13 (m)	187
Software — 0.4%
370,000	Computer Associates International, Inc.
	5.63%, 12/01/14 (e) (m)	367,231

Thrifts & Mortgage Finance — 0.9%
325,000	Countrywide Home Loans, Inc.
	FRN, 3.95%, 02/17/06 (m)	325,018
250,000	Sovereign Bancorp, Inc.
	FRN, 4.15%, 03/01/09 (e) (m)	249,919
185,000	Washington Mutual, Inc.
	5.25%, 09/15/17 (m)	182,261
		757,198
Wireless Telecommunication Services — 0.6%
135,000	America Movil S.A. de C.V. (Mexico)
	6.38%, 03/01/35 (m)	130,899
160,000	Motorola, Inc.
	7.50%, 05/15/25 (m)	192,682
30,000	PanAmSat Corp.
	9.00%, 08/15/14 (m)	31,650
135,000	Rogers Wireless, Inc. (Canada)
	6.38%, 03/01/14 (m)	135,675
		490,906
	Total Corporate Bonds (Cost $29,885,484)	29,907,307

U.S. Government Agency Mortgages — 47.3%
	Federal Home Loan Mortgage Corp. Gold Pools
7,980,000	TBA, 5.50%, 10/15/35	7,980,000
161,877	6.00%, 02/01/35 (m) (e)	164,720
	Federal National Mortgage Association Conventional Pools
3,400,000	TBA, 5.00%, 10/25/20 (e)	3,390,439
2,472,000	TBA, 5.00%, 10/25/34 (e)	2,419,470
600,000	TBA, 5.00%, 11/25/35 (e)	586,687
3,634,000	TBA, 5.50%, 10/25/20 (e)	3,686,239
2,310,000	TBA, 5.50%, 10/25/35 (e)	2,308,556
905,000	TBA, 5.50%, 11/25/35 (e)	903,303
12,090,000	TBA, 5.50%, 12/25/35 (e)	12,052,219
6,650,000	TBA, 6.00%, 10/25/35 (e)	6,760,137
800,000	Government National Mortgage Association Various Pools
	TBA, 5.50%, 10/15/35 (e)	807,250
	Total U.S. Government Agency Mortgages (Cost $41,309,489)	41,059,020

U.S. Government Agency Securities — 1.3%
300,000	Federal Home Loan Mortgage Corp.
	6.25%, 07/15/32 (m)	358,290
615,000	Federal National Mortgage Association
	7.13%, 01/15/30 (m)	798,868
	Total U.S. Government Agency Securities (Cost $983,577)	1,157,157

U.S. Treasury Obligations — 10.1%
	U.S. Treasury Bonds
150,000	6.75%, 08/15/26 (m)	192,252
360,000	7.25%, 08/15/22 (m)	470,362
	U.S. Treasury Notes
4,150,000	4.13%, 08/15/08 (m)	4,143,841
210,000	3.50%, 11/15/09 (m)	204,340
70,000	3.50%, 02/15/10 (m)	67,996
165,000	3.75%, 05/15/08 (m)	163,234
715,000	3.88%, 07/31/07 (m)	711,202
360,000	3.88%, 05/15/10 (m)	354,783
225,000	3.88%, 09/15/10 (m)	221,818
200,000	4.00%, 08/31/07 (m)	199,320
375,000	4.00%, 04/15/10 (m)	371,587
240,000	4.00%, 02/15/15 (m)	233,625
755,000	4.13%, 05/15/15 (m)	741,994
710,000	4.25%, 08/15/15 (m)	705,563
10,237	U.S. Treasury Notes Inflation Indexed Bonds
	1.63%, 01/15/15 (m)	10,115
	Total U.S. Treasury Obligations (Cost $8,770,708)	8,792,032
Foreign Government Securities — 5.8%
	Brazilian Government International Bond (Brazil)
210,000	8.75%, 2/4/2025	221,760
945,000	Federal Republic of Germany (Germany)
	4.75%, 7/4/2034 (m)	1,371,705
	Mexico Government International Bond (Mexico)
100,000	5.88%, 1/15/14 (m)	103,500
50,000	6.63%, 03/03/15	54,325
165,000	8.30%, 8/15/31	205,838
110,000	11.50%, 5/15/26	176,650

	Peru Government International Bond (Peru)
365,000	7.35%, 7/21/25	386,900
34,000	8.38%, 5/3/16	39,780
258,000	8.75%, 11/21/33	312,825
160,000	Russia Government International Bond (Russia)
	12.75%, 6/24/28	301,600
	Ukraine Government International Bond (Ukraine)
200,000	6.88%, 3/4/11(e)	210,750
270,000	7.65%, 6/11/13	297,338
1,350,000	Venezuela Government International Bond (Venezuela)
	6.75%, 3/31/20	1,360,800
	Total Foreign Government Securities (Cost $4,843,453)	5,043,771
Shares
Preferred Stock — 0.1%
100,000	Home Ownership Funding Corp. 13.33% (e) (m) (Cost $100,104)	29,962

Number of Units
Options Purchased — 1.7%
Call Options Purchased — 0.7%
1,000,000	Call option on interest rate swap, expiring 03/20/36. If exercised the Portfolio receives 5.04% and pays floating 3 month LIBOR expiring 03/22/06, European Style.	32,894
17,040,000	Call option on interest rate swap, expiring 06/23/06. If exercised the Portfolio receives 4.08% and pays floating 3 month LIBOR expiring 06/27/07, European Style.	12,950
1,000,000	Call option on interest rate swap, expiring 07/30/07. If exercised the Portfolio receives 4.83% and pays floating 3 month LIBOR expiring 08/01/17, European Style.	33,548
1,150,000	Call option on interest rate swap, expiring 07/30/07. If exercised the Portfolio receives 4.82% and pays floating 3 month LIBOR expiring 08/01/17, European Style.	38,215
1,000,000	Call option on interest rate swap, expiring 08/01/07. If exercised the Portfolio receives 4.93% and pays floating 3 month LIBOR expiring 08/03/17, European Style.	37,236
1,150,000	Call option on interest rate swap, expiring 08/02/07. If exercised the Portfolio receives 4.93% and pays floating 3 month LIBOR expiring 08/06/17, European Style.	42,766
2,900,000	Call option on interest rate swap, expiring 08/03/07. If exercised the Portfolio receives 4.93% and pays floating 3 month LIBOR expiring 08/07/17, European Style.	107,337
1,000,000	Call option on interest rate swap, expiring 08/06/07. If exercised the Portfolio receives 4.92% and pays floating 3 month LIBOR expiring 08/08/17, European Style.	36,767
5,750,000	Call option on interest rate swap, expiring 08/06/07. If exercised the Portfolio receives 4.99% and pays floating 3 month LIBOR expiring 08/08/17, European Style.	217,399
750,000	Call option on interest rate swap, expiring 07/14/08. If exercised the Portfolio receives 4.87% and pays floating 3 month LIBOR expiring 07/16/18, European Style.	29,652
600,000	Call option on interest rate swap, expiring 07/21/08. If exercised the Portfolio receives 4.91% and pays floating 3 month LIBOR expiring 07/23/18, European Style.	24,216
	Total Call Options Purchased (Cost $662,004)	612,980
Put Options Purchased — 1.0%
5,600,000	Put option on FNMA, 30 Year Fixed, 5.00%, TBA, expiring 11/07/05 @ 98.38, European Style.	45,938
5,600,000	Put option on FNMA, 30 Year Fixed, 5.00%, TBA, expiring 11/07/05 @ 98.45, European Style.	49,121
8,400,000	Put option on FNMA, 30 Year Fixed, 5.50%, TBA, expiring 12/06/05 @ 98.75, European Style.	—
3,565,000	Put option on interest rate swap, expiring 11/07/05. If exercised the Portfolio pays 4.47% and receives floating 3 month LIBOR expiring 11/09/12, European Style.	58,288
1,782,500	Put option on interest rate swap, expiring 11/07/05. If exercised the Portfolio pays 4.47% and receives floating 3 month LIBOR expiring 11/09/12, European Style.	29,144
1,000,000	Put option on interest rate swap, expiring 03/20/06. If exercised the Portfolio pays 5.04% and receives floating 3 month LIBOR expiring 03/22/36, European Style.	34,516
1,000,000	Put option on interest rate swap, expiring 07/30/07. If exercised the Portfolio pays 4.83% and receives floating 3 month LIBOR expiring 08/01/17, European Style.	39,355
1,150,000	Put option on interest rate swap, expiring 07/30/07. If exercised the Portfolio pays 4.82% and receives floating 3 month LIBOR expiring 08/01/17, European Style.	45,262
1,000,000	Put option on interest rate swap, expiring 08/01/07. If exercised the Portfolio pays 4.93% and receives floating 3 month LIBOR expiring 08/03/17, European Style.	35,628
1,150,000	Put option on interest rate swap, expiring 08/02/07. If exercised the Portfolio pays 4.93% and receives floating 3 month LIBOR expiring 08/06/17, European Style.	40,761
2,900,000	Put option on interest rate swap, expiring 08/03/07. If exercised the Portfolio pays 4.93% and receives floating 3 month LIBOR expiring 08/07/17, European Style.	103,274
1,000,000	Put option on interest rate swap, expiring 08/06/07. If exercised the Portfolio pays 4.92% and receives floating 3 month LIBOR expiring 08/08/17, European Style.	36,305
5,750,000	Put option on interest rate swap, expiring 08/06/07. If exercised the Portfolio pays 4.99% and receives floating 3 month LIBOR expiring 08/08/17, European Style.	183,913
750,000	Put option on interest rate swap, expiring 07/14/08. If exercised the Portfolio pays 4.87% and receives floating 3 month LIBOR expiring 07/16/18, European Style.	34,285

600,000	Put option on interest rate swap, expiring 07/21/08. If exercised the Portfolio pays 4.91% and receives floating 3 month LIBOR expiring 07/23/18, European Style.	26,552
	Total Put Options Purchased (Cost $762,890)	762,342

	Total Options Purchased (Cost $1,424,894)	1,375,322

	Total Long-Term Investments (Cost $122,455,759)	122,250,080

Shares
Short-Term Investments — 8.5%
Investment Company — 8.5%
7,402,000	JPMorgan Prime Money Market Fund (b) (m) (Cost $7,401,786)	7,401,785

Total Investments — 149.3%
(Cost $129,857,545)		$129,651,865
Liabilities in Excess of Other Assets — (49.3)%		(42,816,435)
Net Assets — 100.0%		$86,835,430

Percentages indicated are based on net assets.

Abbreviations:

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e) All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g) Amount rounds to less than 0.1%.

(m) All or portion of thi security is segregated for current or potential of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

CMO      Collaterized Mortgage Obligation.

EUR        EURO.

FNMA   Federal National Mortgage Association.

FRN        Floating Rate Note. The rate shown is the rate in effect as of September 30, 2005.

IF            Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO            Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans.

The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR    London interbank offering rate.

STRIPS  Separate Trading of Registered Interest and Principal Securities.

TBA       To be announced.

SUB        Step-Up Bond. The rate shown is the rate in effect as of September 30, 2005.

VAR       Variable. The interest rate shown is the rate in effect at September 30, 2005.

Forward Foreign Currency Exchange Contracts

					Net Unrealized
					Appreciation
		Settlement	Settlement	Value At	(Depreciation)
Contracts To Sell		Date	Value (USD)	9/30/05 (USD)	(USD)
1,155,000	EUR	11/18/2005	$1,420,072	$1,391,255	$28,817

Short Positions

Principal Amount	Security Description	Value
$(1,000,000)	Federal National Mortgage Association, 5.00%, 9/25/35 TBA	$(978,750)
(272,000)	Federal National Mortgage Association, 5.00%, 8/25/35 TBA	(265,965)
(1,705,000)	Federal National Mortgage Association, 5.50%, 9/25/35 TBA	(1,703,934)

Total Short Positions (Premiums Received $2,962,874)		$(2,948,649)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value at 09/30/05 (USD)	Unrealized Appreciation (Depreciation) (USD)
	Long Futures Outstanding
16	30 Day Federal Fund	November, 2005	$6,400,672	$(3,397)
54	U.S. 2 Year Treasury Note	December, 2005	11,118,094	(48,939)
32	U.S. 5 Year Treasury Note	December, 2005	3,419,500	(10,799)
64	U.S.10 Year Treasury Note	December, 2005	7,035,000	(64,029)
	Short Futures Outstanding
(18)	U.S. Treasury Note	December, 2005	(2,059,313)	8,718
(20)	Euro Bond	December, 2005	(2,945,254)	16,654
(10)	Eurodollar	December, 2006	(2,384,750)	22,335
				$(79,457)

Options Written

Units	Call Options Written	Value

(3,850,000)	Call option on interest rate swap, expiring 01/31/06. If exercised the Portfolio receives 4.80% and pays floating 3 month LIBOR expiring 02/02/16, European Style.	(71,816)

(2,000,000)	Call option on interest rate swap, expiring 03/20/06. If exercised the Portfolio receives 4.78% and pays floating 3 month LIBOR expiring 03/22/16, European Style.	(33,625)

(1,500,000)	Call option on interest rate swap, expiring 03/20/06. If exercised the Portfolio receives 4.90% and pays floating 3 month LIBOR expiring 03/22/16, European Style.	(37,500)

(1,250,000)	Call option on interest rate swap, expiring 03/28/06. If exercised the Portfolio receives 4.61% and pays floating 3 month LIBOR expiring 03/30/11, European Style.	(14,328)

(1,750,000)	Call option on interest rate swap, expiring 03/28/06. If exercised the Portfolio receives 4.75% and pays floating 3 month LIBOR expiring 03/30/16, European Style.	(34,169)

(4,500,000)	Call option on interest rate swap, expiring 08/05/15. If exercised the Portfolio receives 5.33% and pays floating 3 month LIBOR expiring 08/07/25, European Style.	(190,800)

(1,250,000)	Call option on interest rate swap, expiring 08/11/15. If exercised the Portfolio receives 5.29% and pays floating 3 month LIBOR expiring 08/13/25, European Style.	(53,688)

(1,250,000)	Call option on interest rate swap, expiring 08/17/15. If exercised the Portfolio receives 5.12% and pays floating 3 month LIBOR expiring 08/19/25, European Style.	(55,813)

Units	Put Options Written	Value

(4,770,000)	Put option on FNMA, 30 Year Fixed, 5.00%, TBA, expiring 10/06/05 @ 96.83, European Style.	(17,888)

(4,770,000)	Put option on FNMA, 30 Year Fixed, 5.00%, TBA, expiring 10/06/05 @ 96.56, European Style.	(16,397)

(11,200,000)	Put option on FNMA, 30 Year Fixed, 5.00%, TBA, expiring 11/07/05 @ 97.50, European Style.	(38,500)

(7,130,000)	Put option on FNMA, 30 Year Fixed, 5.50%, TBA, expiring 11/07/05 @ 100.56, European Style.	(30,080)

(3,565,000)	Put option on FNMA, 30 Year Fixed, 5.50%, TBA, expiring 11/07/05 @ 100.56, European Style.	(14,483)

(11,200,000)	Put option on FNMA, 30 Year Fixed, 5.00%, TBA, expiring 11/07/05 @ 97.56, European Style.	(31,500)

(16,800,000)	Put option on FNMA, 30 Year Fixed, 5.50%, TBA, expiring 12/06/05 @ 99.03, European Style.	(42,000)

(3,850,000)	Put option on interest rate swap, expiring 01/31/06. If exercised the Portfolio pays 4.80% and receives floating 3 month LIBOR expiring 02/02/16, European Style.	(71,816)

(2,000,000)	Put option on interest rate swap, expiring 03/20/06. If exercised the Portfolio pays 4.78% and receives floating 3 month LIBOR expiring 03/22/16, European Style.	(39,500)

(1,500,000)	Put option on interest rate swap, expiring 03/20/06. If exercised the Portfolio pays 4.90% and receives floating 3 month LIBOR expiring 03/22/16, European Style.	(23,100)

(1,250,000)	Put option on interest rate swap, expiring 03/28/06. If exercised the Portfolio pays 4.61% and receives floating 3 month LIBOR expiring 03/30/11, European Style.	(14,328)

(1,750,000)	Put option on interest rate swap, expiring 03/28/06. If exercised the Portfolio pays 4.75% and receives floating 3 month LIBOR expiring 03/30/16, European Style.	(34,169)

(3,400,000)	Call option on interest rate swap, expiring 06/23/06. If exercised the Portfolio pays 4.25% and receives floating 3 month LIBOR expiring 06/27/11, European Style.	(56,127)

(4,500,000)	Put option on interest rate swap, expiring 08/05/15. If exercised the Portfolio pays 5.33% and receives floating 3 month LIBOR expiring 08/07/25, European Style.	(190,800)

(1,250,000)	Put option on interest rate swap, expiring 08/11/15. If exercised the Portfolio pays 5.29% and receives floating 3 month LIBOR expiring 08/13/25, European Style.	(53,688)

(1,250,000)	Put option on interest rate swap, expiring 08/17/15. If exercised the Portfolio pays 5.12% and receives floating 3 month LIBOR expiring 08/19/25, European Style.	(55,813)

Swap Contracts

		Underlying	Unrealized
	Expiration	Notional	Appreciation
Description	Date	Value	(Depreciation)

Swap - price lock with Lehman Brothers Special Financing on FHLMC, 4.13%, 07/12/10, price less 99.52, the Portfolio receives positive, pays negative.	10/19/05	1,100,000	(13,822)

Credit default contract with Lehman Brothers Special Financing, the Portfolio receives semi-annual payment of 30.5 (61 per annum) BPS times notional amount of Gazprom 9.63% 03/01/13. Upon a defined credit event, the Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	10/20/05	600,000	141

Swap - price lock with Citbank, N.A. on U.S. Treasury Note, 4.13%, 08/15/10, price less 100.24, the Portfolio receives positive, pays negative.	11/03/05	1,475,000	(10,744)

Swap - price lock with Deutsche Bank AG, New York on FHLMC, 4.50%, 01/15/14, price less 100.76, the Portfolio receives positive, pays negative.	11/09/05	1,095,000	(15,866)

Swap - price lock with Lehman Brothers Special Financing on FHLMC, 6.25%, 07/15/32, price less 122.03, the Portfolio receives positive, pays negative.	11/09/05	685,000	(16,164)

Swap - price lock with Deutsche Bank AG, New York on FNMA, 6.63%, 11/15/10, price less 110.48, the Portfolio receives positive, pays negative.	11/14/05	1,100,000	(14,133)

Total return/spread swap with Citbank, N.A. on Lehman Brothers 8.5 Year AAA CMBS Index The Portfolio receives positive when spread tightens, pays negative when spread widens.	01/01/06	3,000,000	(2,240)

Swap - forward rate agreement with Merrill Lynch Capital Services, the Portfolio receives 4.04% semi-annually and pays 3 month LIBOR.	03/13/06	46,000,000	(61,537)

Credit default contract with Deutsche Bank AG, New York, the Portfolio pays semi-annual payment of 52.5 (105 per annum) BPS times notional amount of Brazilian Government, 12.25%, 03/06/30. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	04/20/06	1,000,000	(8,975)

Credit default contract with Deutsche Bank AG, New York, the Portfolio receives semi-annual payment of 26 (52 per annum) BPS times notional amount of Republic of Venezuela, 9.25%, 09/15/27. Upon a defined credit event, the Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	04/20/06	700,000	88

Credit default contract with Deutsche Bank AG, New York, the Portfolio receives semi-annual payment of 117.5 (235 per annum) BPS times notional amount of Brazilian Government, 12.25%, 03/06/30. Upon a defined credit event, the Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	04/20/07	1,000,000	34,639

Swap - interest rate with Citbank, N.A., the Portfolio receives 4.49% semi-annually and pays 3 month LIBOR.	08/12/07	3,795,000	(926)

Swap - interest rate with Citbank, N.A., the Portfolio receives 4.45% semi-annually and pays 3 month LIBOR.	08/15/07	3,770,000	(4,775)

Swap - interest rate with Lehman Brothers Special Financing, the Portfolio receives 4.21% semi-annually and pays 3 month LIBOR.	09/09/07	7,600,000	(46,110)

Swap - interest rate with Deutsche Bank AG, New York, the Portfolio receives 4.23% semi-annually and receives 3 month LIBOR.	09/12/07	3,460,000	(19,918)

Swap - interest rate with Goldman Sachs Credit Management, the Portfolio receives 4.22% semi-annually and pays 3 month LIBOR.	09/16/07	7,625,000	(48,178)

Swap - interest rate with Credit Suisse First Boston, Inc., the Portfolio receives 4.55% semi-annually and pays 3 month LIBOR.	10/04/07	3,855,000	(h)

Credit default contract with Morgan Stanley Capital Services, the Portfolio receives semi-annual payment of 50 (100 per annum) BPS times notional amount of Republic of Venezuela, 9.38%, 01/13/34. Upon a defined credit event, the Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	10/20/07	1,700,000	1,920

Credit default contract with Morgan Stanley Capital Services, the Portfolio pays semi-annual payment of 35 (70 per annum) BPS times notional amount of Republic of Columbia, 10.38%, 01/28/33. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	10/20/07	1,700,000	(1,847)

Credit default contract with Citbank, N.A., the Portfolio pays semi-annual payment of 57 (114 per annum) BPS times notional amount of Argentina Government International Bond, 8.28%, 12/31/33. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	10/20/07	260,000	(106)

Credit default contract with Deutsche Bank AG, New York, the Portfolio pays semi-annual payment of 61.5 (123 per annum) BPS times notional amount of Russia Government Bond, 5.00%, 03/31/30. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	02/20/10	3,000,000	(86,818)

Credit default contract with Deutsche Bank AG, New York, the Portfolio receives semi-annual payment of 63 (126 per annum) BPS times notional amount of Aries Vermoegensverwaltungs, 9.60%, 10/25/14. Upon a defined credit event, the Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	02/20/10	3,000,000	109,950

Credit default contract with Morgan Stanley Capital Services, the Portfolio pays semi-annual payment of 57.5 (115 per annum) BPS times notional amount of Russia Government Bond, 5.00%, 03/31/30. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	03/20/10	4,000,000	(50,870)

Credit default contract with Morgan Stanley Capital Services, the Portfolio receives semi-annual payment of 95 (190 per annum) BPS times notional amount of Gazprom, 8.63%, 04/28/34. Upon a defined credit event, the Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	03/20/10	4,000,000	64,976

Credit default contract with Morgan Stanley Capital Services, the Portfolio receives semi-annual payment of 70 (140 per annum) BPS times notional amount of Russia Government Bond, 5.00%, 03/31/30. Upon a defined credit event, the Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	04/20/10	1,000,000	42,408

Credit default contract with Morgan Stanley Capital Services, the Portfolio pays semi-annual payment of 56 (112 per annum) BPS times notional amount of Mexico Government International Bond, 7.50%, 04/08/33. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	04/20/10	1,000,000	(26,457)

Credit default contract with Citbank, N.A., the Portfolio receives semi-annual payment of 50 (100 per annum) BPS times notional amount of Mexico Government International Bond, 8.30%, 08/15/31. Upon a defined credit event, the Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	05/20/10	2,000,000	40,633

Credit default contract with Citbank, N.A., the Portfolio pays semi-annual payment of 58.25 (116.5 per annum) BPS times notional amount of PEMEX, 9.50%, 09/15/27. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	05/20/10	2,000,000	(40,183)

Credit default contract with Citbank, N.A., the Portfolio receives semi-annual payment of 52.5 (105 per annum) BPS times notional amount of Mexico Government International Bond, 8.30%, 08/15/31. Upon a defined credit event, the Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	06/20/10	1,000,000	22,009

Credit default contract with Citbank, N.A., the Portfolio pays semi-annual payment of 62.5 (125 per annum) BPS times notional amount of PEMEX, 9.50%, 09/15/27. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	06/20/10	1,000,000	(23,230)

Credit default contract with Deutsche Bank AG, New York, the Portfolio receives semi-annual payment of 52.5 (105 per annum) BPS times notional amount of Russia Government Bond, 5.00%, 03/31/30. Upon a defined credit event, the Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	06/20/10	1,500,000	36,304

Credit default contract with Deutsche Bank AG, New York, the Portfolio pays semi-annual payment of 53 (106 per annum) BPS times notional amount of Mexico Government International Bond, 7.50%, 04/08/33. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	06/20/10	1,500,000	(29,646)

Credit default contract with Deutsche Bank AG, New York, the Portfolio receives semi-annual payment of 52 (104 per annum) BPS times notional amount of Russia Government Bond, 5.00%, 03/31/30. Upon a defined credit event, the Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	06/20/10	1,000,000	23,922

Credit default contract with Deutsche Bank AG, New York, the Portfolio pays semi-annual payment of 52.5 (105 per annum) BPS times notional amount of Mexico Government International Bond, 7.50%, 04/08/33. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	06/20/10	1,000,000	(20,458)

Swap - interest rate with Deutsche Bank AG, New York, the Portfolio pays 4.47% semi-annually and receives 3 month LIBOR.	07/12/10	1,100,000	6,746

Credit default contract with Deutsche Bank AG, New York, the Portfolio pays semi-annual payment of 48 (96 per annum) BPS times notional amount of Mexico Government International Bond, 7.50%, 04/08/33. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	07/20/10	1,000,000	(14,595)

Credit default contract with Deutsche Bank AG, New York, the Portfolio receives semi-annual payment of 50.5 (101 per annum) BPS times notional amount of Russia Government Bond, 5.00%, 03/31/30. Upon a defined credit event, the Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	07/20/10	1,000,000	22,148

Credit default contract with Morgan Stanley Capital Services, the Portfolio receives semi-annual payment of 95 (190 per annum) BPS times notional amount of Ukraine Government Bond, 7.65%, 06/11/13. Upon a defined credit event, the Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	07/20/10	1,500,000	26,544

Credit default contract with Morgan Stanley Capital Services, the Portfolio pays semi-annual payment of 45 (90 per annum) BPS times notional amount of Russia Government Bond, 5.00%, 03/31/30. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	07/20/10	1,500,000	(25,764)

Swap - interest rate with Citbank, N.A., the Portoflio pays 4.19% semi-annually and receives 3 month LIBOR.	08/08/10	2,590,000	49,788

Swap - interest rate with Citbank, N.A., the Portoflio pays 4.67% semi-annually and receives 3 month LIBOR.	08/12/10	1,630,000	(1,697)

Swap - interest rate with Citbank, N.A., the Portoflio pays 4.61% semi-annually and receives 3 month LIBOR.	08/15/10	1,600,000	1,067

Swap - interest rate with Lehman Brothers Special Financing, the Portoflio pays 4.54% semi-annually and receives 3 month LIBOR.	08/16/10	1,600,000	5,961

Credit default contract with Union Bank of Switzerland AG, London, the Portfolio pays semi-annual payment of 45 (90 per annum) BPS times notional amount of Russia Government Bond, 5.00%, 03/31/30. Upon a defined credit event, the Fund receives notional amount and delivers a defined deliverable obligation.	08/20/10	1,000,000	(16,025)

Credit default contract with Union Bank of Switzerland AG, London, the Portfolio receives semi-annual payment of 92 (184 per annum) BPS times notional amount of Ukraine Government Bond, 7.65%, 06/11/13. Upon a defined credit event, the Fund pays notional amount and takes receipt of a defined deliverable obligation.	08/20/10	1,000,000	12,307

Swap - interest rate with Lehman Brothers Special Financing, the Portoflio pays 4.37% semi-annually and receives 3 month LIBOR.	09/08/10	340,000	3,984

Swap - interest rate with Lehman Brothers Special Financing, the Portoflio receives 4.50% semi-annually and pays 3 month LIBOR.	09/09/10	1,600,000	(9,404)

Swap - interest rate with Lehman Brothers Special Financing, the Portoflio receives 4.50% semi-annually and pays 3 month LIBOR.	09/09/10	1,700,000	(9,991)

Swap - interest rate with Lehman Brothers Special Financing, the Portoflio pays 4.28% semi-annually and receives 3 month LIBOR.	09/09/10	1,285,000	20,141

Swap - interest rate with Lehman Brothers Special Financing, the Portoflio pays 4.36% semi-annually and receives 3 month LIBOR.	09/09/10	6,510,000	78,662

Swap - interest rate with Lehman Brothers Special Financing, the Portoflio pays 4.21% semi-annually and receives 3 month LIBOR.	09/09/10	1,675,000	31,525

Swap - interest rate with Deutsche Bank AG, New York, the Portoflio pays 4.36% semi-annually and receives 3 month LIBOR.	09/12/10	1,480,000	18,040

Swap - interest rate with Goldman Sachs Credit Management, the Portoflio pays 4.33% semi-annually and receives 3 month LIBOR.	09/16/10	6,510,000	89,084

Credit default contract with Lehman Brothers Special Financing, the Portfolio pays quarterly payment of 11.75 (47 per annum) BPS times notional amount of Gannett Co., 6.38%, 04/01/12. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	09/20/10	900,000	(4,307)

Credit default contract with Bank of America, the Portfolio pays quarterly payment of 8 (32 per annum) BPS times notional amount of Campbell Soup Co., 4.88%, 10/01/13. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	09/20/10	600,000	(1,389)

Credit default contract with Bank of America, the Portfolio pays quarterly payment of 8 (32 per annum) BPS times notional amount of Walt Disney Co., 6.38%, 03/01/12. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	09/20/10	500,000	835

Credit default contract with Merrill Lynch Investor Services, the Portfolio pays quarterly payment of 9.75 (39 per annum) BPS times notional amount of Anadarko Petroleum, 6.13%, 03/15/12. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	09/20/10	500,000	(1,445)

Credit default contract with Merrill Lynch Investor Services, the Portfolio receives quarterly payment of 15.75 (63 per annum) BPS times notional amount of Enterprise Products, 6.38%, 02/01/13. Upon a defined credit event, the Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	09/20/10	500,000	(813)

Credit default contract with Bank of America, the Portfolio pays quarterly payment of 3.75 (15 per annum) BPS times notional amount of Wal-Mart Stores, 6.88%, 08/10/09. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	09/20/10	1,450,000	(821)

Credit default contract with Citbank, N.A., the Portfolio receives semi-annual payment of 129 (258 per annum) BPS times notional amount of Republic of Venezuela, 9.25%, 09/15/27. Upon a defined credit event, the Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	09/20/10	800,000	20,662

Credit default contract with Citbank, N.A., the Portfolio pays semi-annual payment of 118 (236 per annum) BPS times notional amount of Republic of Columbia, 10.38%, 01/28/33. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	09/20/10	800,000	(15,617)

Credit default contract with Morgan Stanley Capital Services, the Portfolio pays semi-annual payment of 32 (64 per annum) BPS times notional amount of Russia Government Bond, 12.75%, 06/24/28. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	09/20/10	550,000	(2,293)

Credit default contract with Morgan Stanley Capital Services, the Portfolio receives semi-annual payment of 88 (176 per annum) BPS times notional amount of Ukraine Government Bond, 7.65%, 06/11/13. Upon a defined credit event, the Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	09/20/10	800,000	4,129

Credit default contract with Lehman Brothers Special Financing, the Portfolio receives semi-annual payment of 171.5 (343 per annum) BPS times notional amount of Argentina Government International Bond, 8.28%, 12/31/33. Upon a defined credit event, the Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	09/20/10	600,000	16,229

Credit default contract with Lehman Brothers Special Financing, the Portfolio pays semi-annual payment of 150 (300 per annum) BPS times notional amount of Brazilian Government International Bond, 12.25%, 03/06/30. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	09/20/10	600,000	(15,562)

Credit default contract with Citbank, N.A., the Portfolio receives semi-annual payment of 116 (232 per annum) BPS times notional amount of Republic of Venezuela, 9.25%, 09/15/27. Upon a defined credit event, the Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	09/20/10	500,000	7,137

Credit default contract with Citbank, N.A., the Portfolio pays semi-annual payment of 103.5 (207 per annum) BPS times notional amount of Republic of Columbia, 10.38%, 01/28/33. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	09/20/10	500,000	(3,317)

Swap - interest rate with Credit Suisse First Boston, Inc., the Portfolio pays 4.62% semi-annually and receives 3 month LIBOR.	10/04/10	1,650,000	— (h)

Credit default contract with Lehman Brothers Special Financing, the Portfolio pays semi-annual payment of 130.75 (261.5 per annum) BPS times notional amount of Brazilian Government International Bond, 12.25%, 03/06/30. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	10/20/10	1,100,000	(7,550)

Credit default contract with Lehman Brothers Special Financing, the Portfolio receives semi-annual payment of 151.75 (303.5 per annum) BPS times notional amount of Argentina Government International Bond, 8.28%, 12/31/33. Upon a defined credit event, the Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	10/20/10	1,100,000	7,550

Credit default contract with Citbank, N.A., the Portfolio receives semi-annual payment of 148.25 (296.5 per annum) BPS times notional amount of Argentina Government International Bond, 8.28%, 12/31/33. Upon a defined credit event, the Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	10/20/10	260,000	912

Swap - interest rate with Deutsche Bank AG, New York, the Portfolio pays 4.37% semi-annually and receives 3 month LIBOR.	11/15/10	1,170,000	14,709

Credit default contract with Credit Suisse First Boston, Inc., the Portfolio pays quarterly payment of 12.5 (50 per annum) BPS times notional amount of ACE Ltd., 8.88%, 08/15/29. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	12/20/10	300,000	(664)

Credit default contract with Credit Suisse First Boston, Inc., the Portfolio pays quarterly payment of 8.375 (33.5 per annum) BPS times notional amount of Allstate Corp., 7.20%, 12/01/09. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	12/20/10	300,000	(610)

Credit default contract with Credit Suisse First Boston, Inc., the Portfolio pays quarterly payment of 17 (68 per annum) BPS times notional amount of XL Capital, 5.25%, 09/15/14. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	12/20/10	300,000	(1,561)

Credit default contract with Lehman Brothers Special Financing, the Portfolio pays quarterly payment of 11.75 (47 per annum) BPS times notional amount of Paul Travelers Co., 5.75%, 03/15/07. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	12/20/10	300,000	(1,744)

Credit default contract with Morgan Stanley Capital Services, the Portfolio pays quarterly payment of 15.75 (63 per annum) BPS times notional amount of Liberty Mutual, 7.88%, 10/15/26. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	12/20/10	300,000	(743)

Credit default contract with Morgan Stanley Capital Services, the Portfolio pays quarterly payment of 17 (68 per annum) BPS times notional amount of Cendant Corp., 7.38%, 01/15/13. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	12/20/10	500,000	1,051

Credit default contract with Lehman Brothers Special Financing, the Portfolio receives quarterly payment of 11.25 (45 per annum) BPS times notional amount of DOW JONES CDX.NA.IG 5. Upon a defined credit event, the Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	12/20/10	1,500,000	(6)

Credit default contract with Deutsche Bank AG, New York, the Portfolio receives quarterly payment of 11.25 (45 per annum) BPS times notional amount of DOW JONES CDX.NA.IG 5. Upon a defined credit event, the Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	12/20/10	500,000	52

Credit default contract with Merrill Lynch Investor Services, the Fund receives quarterly payment of 11.25 (45 per annum) BPS times notional amount of DOW JONES CDX.NA.IG 5. Upon a defined credit event, the Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	12/20/10	500,000	110

Credit default contract with Morgan Stanley Capital Services, the Portfolio pays quarterly payment of 9.25 (37 per annum) BPS times notional amount of Alltel Corp., 7.00%, 07/01/12. Upon a defined credit event, the Portfolio receives notional amount and delivers a defined deliverable obligation.	12/20/10	500,000	(267)

Swap - interest rate with Lehman Brothers Special Financing, the Portfolio receives 4.57% semi-annually and pays 3 month LIBOR.	09/09/15	1,810,000	(29,593)

Swap - interest rate with Goldman Sachs Credit Management, the Portfolio receives 4.53% semi-annually and pays 3 month LIBOR.	09/16/15	1,810,000	(35,600)

Swap - interest rate with Credit Suisse First Boston, Inc., the Portfolio pays 4.93% semi-annually and receives 3 month LIBOR.	08/03/17	75,000	(124)

Swap - interest rate with Goldman Sachs Credit Management, the Portfolio pays 4.93% semi-annually and receives 3 month LIBOR.	08/07/17	290,000	(406)

Swap - interest rate with Goldman Sachs Credit Management, the Portfolio pays 4.99% semi-annually and receives 3 month LIBOR.	08/07/17	350,000	(2,131)

Swap - interest rate with Goldman Sachs Credit Management, the Portfolio receives 5.33% semi-annually and pays 3 month LIBOR.	08/07/25	990,000	1,194

Swap - interest rate with Citbank, N.A., the Portfolio receives 5.29% semi-annually and pays 3 month LIBOR.	08/13/25	300,000	(356)

Swap - interest rate with Lehman Brothers Special Financing, the Portfolio receives 5.12% semi-annually and pays 3 month LIBOR.	08/19/25	300,000	(2,685)

Swap - interest rate with Lehman Brothers Special Financing, the Portfolio pays 5.14% semi-annually and receives 3 month LIBOR.	07/15/32	740,000	(15,679)

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$919,696
Aggregate gross unrealized depreciation	(1,125,376)
Net unrealized appreciation/depreciation	$(205,680)

Federal income tax cost of investments	$129,857,545

JPMorgan International Equity Portfolio

Schedule of Portfolio Investments

As of September 30, 2005 (Unaudited)

	Shares	Security Description	Value
Long Term Investments — 100.9%
Common Stocks — 100.9%
Australia — 1.3%
	60,050	BHP Billiton Ltd.	$1,024,157
Belgium — 2.0%
	39,620	Dexia	893,686
	22,330	Fortis	646,259
			1,539,945
Brazil — 1.8%
	32,537	Cia Vale do Rio Doce, ADR	1,427,073
Finland — 1.4%
	65,862	Nokia OYJ	1,109,951
France — 11.7%
	38,677	AXA S.A.	1,064,032
	15,388	BNP Paribas	1,170,889
	20,380	Cie de Saint-Gobain	1,175,023
	11,770	Dassault Systemes S.A.	609,389
	9,912	Imerys S.A.	736,766
	8,505	Lafarge S.A.	749,366
	13,774	Total S.A.	3,749,510
			9,254,975
Germany — 5.7%
	7,950	BASF AG	599,242
	23,954	Bayerische Motoren Werke AG	1,124,989
	28,450	Deutsche Post AG	666,581
	3,600	SAP AG	623,894
	9,133	Schering AG	578,997
	11,330	Siemens AG	875,519
			4,469,222
Hong Kong — 0.7%
	29,500	CLP Holdings Ltd.	176,129
	53,000	Esprit Holdings Ltd.	396,365
			572,494
Ireland — 0.8%
	39,620	Bank of Ireland	625,312
Italy — 5.8%
	98,874	ENI S.p.A.	2,932,921
	31,700	Mediaset S.p.A.	375,232
	164,228	Telecom Italia S.p.A., RNC	457,390
	141,100	UniCredito Italiano S.p.A.	796,329
			4,561,872
Japan — 21.7%
	25,100	Astellas Pharmaceutical, Inc.	948,339
	23,000	Canon, Inc.	1,248,183
	19,100	Chugai Pharmaceutical Co., Ltd.	365,474
	17,000	Credit Saison Co., Ltd.	750,433
	23,000	Daikin Industries Ltd.	619,009
	7,600	Fanuc Ltd.	618,125
	3,300	Hirose Electric Co., Ltd.	386,228
	18,700	Honda Motor Co., Ltd.	1,063,104
	21,900	Hoya Corp. (a)	744,662
	7,300	Hoya Corp.	243,498
	22,000	Kao Corp.	543,956
	30,000	Matsushita Electric Industrial Co., Ltd.	511,628
	49,800	Mitsubishi Corp.	985,425
	143	Mitsubishi Tokyo Financial Group, Inc.	1,872,285
	2,400	Nidec Corp. (a)	142,495
	2,400	Nidec Corp.	143,948
	49,500	Nikko Cordial Corp.	576,868
	3,900	Nintendo Co., Ltd.	457,408
	87	Nippon Telegraph & Telephone Corp.	431,547
	13,600	Nitto Denko Corp.	768,368
	12,500	Secom Co., Ltd.	605,598
	20,000	Sharp Corp.	290,956
	16,400	Shin-Etsu Chemical Co., Ltd.	718,707
	4,900	SMC Corp.	655,391
	98,000	Sumitomo Corp.	1,040,375
	5,440	Takefuji Corp.	425,553
			17,157,563

1

Mexico — 0.9%
	9,700	Fomento Economico Mexicano S.A. de C.V., ADR	678,224
Netherlands — 4.6%
	39,220	ABN Amro Holdings N.V.	939,751
	23,939	ING Groep N.V., CVA	713,580
	29,125	Koninklijke Philips (Royal Electronics N.V.)	776,913
	45,910	Reed Elsevier N.V.	633,045
	32,324	Wolters Kluwer N.V., CVA	601,036
			3,664,325
Russia — 0.0% (g)
	8,000	YUKOS, ADR (a)	34,880
South Korea — 1.3%
	1,210	Samsung Electronics Co., Ltd.	685,322
	15,102	SK Telecom Co., Ltd., ADR	329,828
			1,015,150
Spain — 2.2%
	16,940	Altadis S.A.	759,453
	81,550	Banco Popular Espanol SA	994,823
			1,754,276
Sweden — 1.1%
	240,000	Telefonaktiebolaget LM Ericsson, Class B	882,566
Switzerland — 11.0%
	18,545	Adecco S.A.	848,067
	15,185	Holcim Ltd.	1,008,411
	5,010	Nestle S.A.	1,471,465
	29,472	Novartis AG	1,498,926
	10,749	Roche Holding AG	1,493,365
	18,950	UBS AG	1,615,215
	4,418	Zurich Financial Services AG (a)	753,975
			8,689,424
United Kingdom — 26.4%
	121,727	Barclays plc	1,229,530
	148,650	BG Group plc	1,409,699
	44,270	British Land Co. plc	735,163
	165,168	Centrica plc	718,100
	84,305	GlaxoSmithKline plc	2,150,548
	138,000	HSBC Holdings plc	2,241,307
	25,947	Intercontinental Hotels Group plc	329,399
	152,490	Kingfisher plc	582,020
	289,787	Morrison Supermarkets	909,840
	71,801	National Grid plc	674,080
	21,193	Reckitt Benckiser plc	646,407
	38,219	Royal Bank of Scotland Group plc	1,085,658
	35,600	Schroders plc	580,664
	89,736	Smith & Nephew plc	753,960
	41,510	Standard Chartered plc	896,753
	273,403	Tesco plc	1,494,378
	890,790	Vodafone Group plc	2,317,567
	64,140	Wolseley plc	1,360,145
	74,790	WPP Group plc	762,735
			20,877,953
United States — 0.5%
	25,205	News Corp., Class B, CDI	414,447
		Total Common Stocks (Cost $60,232,331)	79,753,809
Total Investments — 100.9% (Cost $60,232,331)			$79,753,809
Liabilities in Excess of Other Assets — (0.9)%			(721,376)
Net Assets — 100.0%			$79,032,433

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(g)	Amount rounds to less than 0.1%.
ADR	American Depositary Receipt
CDI	CHESS Depository Interests
CVA	Dutch Certification
RNC	Risparmio Non-Convertible Savings Shares

2

Summary of Investments by Industry, September 30, 2005

The following table presents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

Industry	% of Net Assets
Commercial Banks	16.1%
Oil, Gas & Consumable Fuels	10.3
Pharmaceuticals	8.9
Trading Companies & Distributors	4.3
Capital Markets	3.5
Media	3.5
Wireless Telecommunication Services	3.4
Construction Materials	3.2
Metals & Mining	3.1
Food & Staples Retailing	3.0
Automobiles	2.8
Chemicals	2.6
Communications Equipment	2.5
Building Products	2.3
Insurance	2.3
Software	2.1
Household Durables	2.0
Food Products	1.9
Commercial Services & Supplies	1.8
Electrical Equipment	1.8
Machinery	1.8
Diversified Financial Services	1.7
Office Electronics	1.6
Consumer Finance	1.5
Household Products	1.5
Specialty Retail	1.2
Diversified Telecommunication Services	1.1
Industrial Conglomerates	1.1
Electronic Equipment & Instruments	1.0
Health Care Equipment & Supplies	1.0
Tobacco	1.0
Beverages	0.9
Gas Utilities	0.9
Real Estate	0.9
Semiconductors & Semiconductor Equipment	0.9
Air Freight & Logistics	0.8
REITS - Hotels	0.4
Electric Utilities	0.2
Total Investments	100.9%

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,570,100
Aggregate gross unrealized depreciation	(1,048,622)
Net unrealized appreciation/depreciation	$19,521,478

Federal income tax cost of investments	$60,232,331

3

JPMorgan Mid Cap Value Portfolio

Schedule of Portfolio Investments

As of September 30, 2005 (Unaudited)

	Shares	Security Description	Value
Long-Term Investments — 96.8%
Common Stocks — 96.8%
Auto Components — 0.5%
	22,700	BorgWarner, Inc.	$1,281,642
Beverages — 0.9%
	40,200	Brown-Forman Corp., Class B	2,393,508
Building Products — 1.0%
	54,700	American Standard Cos., Inc.	2,546,285
Capital Markets — 2.8%
	18,750	Legg Mason, Inc.	2,056,687
	58,000	Northern Trust Corp.	2,931,900
	35,100	T. Rowe Price Group, Inc.	2,292,030
			7,280,617
Chemicals — 4.3%
	88,000	Albemarle Corp.	3,317,600
	44,300	Ashland, Inc.	2,447,132
	43,000	International Flavors & Fragrances, Inc.	1,532,520
	32,700	PPG Industries, Inc.	1,935,513
	31,500	Sigma-Aldrich Corp.	2,017,890
			11,250,655
Commercial Banks — 6.0%
	36,000	Cullen/Frost Bankers, Inc.	1,776,240
	45,800	M&T Bank Corp.	4,841,518
	197,300	North Fork Bancorp, Inc.	5,031,150
	79,400	TCF Financial Corp.	2,123,950
	53,400	Wilmington Trust Corp.	1,946,430
			15,719,288
Commercial Services & Supplies — 1.9%
	55,900	Pitney Bowes, Inc.	2,333,266
	77,200	Republic Services, Inc.	2,724,388
			5,057,654
Computers & Peripherals — 0.5%
	21,200	Lexmark International, Inc., Class A (a)	1,294,260
Construction Materials — 1.7%
	61,000	Vulcan Materials Co.	4,526,810
Containers & Packaging — 1.6%
	67,600	Ball Corp.	2,483,624
	92,600	Pactiv Corp. (a)	1,622,352
			4,105,976
Distributors — 0.6%
	34,300	Genuine Parts Co.	1,471,470
Diversified Financial Services — 0.6%
	34,700	Principal Financial Group	1,643,739
Diversified Telecommunication Services — 4.1%
	87,000	Alltel Corp.	5,664,570
	143,700	CenturyTel, Inc.	5,026,626
			10,691,196
Electric Utilities — 4.7%
	66,000	American Electric Power Co., Inc.	2,620,200
	87,600	DPL, Inc.	2,435,280
	31,500	PG&E Corp.	1,236,375
	105,200	PPL Corp.	3,401,116
	111,900	Westar Energy, Inc.	2,700,147
			12,393,118
Electrical Equipment — 2.0%
	56,600	Ametek, Inc.	2,432,102
	39,100	Cooper Industries Ltd. (Bermuda), Class A	2,703,374
			5,135,476
Food Products — 2.8%
	87,450	Dean Foods Co. (a)	3,398,307
	172,700	Del Monte Foods Co. (a)	1,853,071
	61,900	Hormel Foods Corp.	2,042,081
			7,293,459
Gas Utilities — 1.8%
	74,100	AGL Resources, Inc.	2,749,851
	69,500	UGI Corp.	1,956,425
			4,706,276
Health Care Providers & Services — 4.8%
	59,700	Coventry Health Care, Inc. (a)	5,135,394
	38,600	Magellan Health Services, Inc. (a)	1,356,790
	55,500	Manor Care, Inc.	2,131,755
	40,800	Omnicare, Inc.	2,294,184
	34,000	Quest Diagnostics, Inc.	1,718,360
			12,636,483

1

Hotels, Restaurants & Leisure — 2.3%
	83,400	Applebees International, Inc.	1,725,546
	87,200	Hilton Hotels Corp.	1,946,304
	66,700	Outback Steakhouse, Inc.	2,441,220
			6,113,070
Household Durables — 0.9%
	28,700	Fortune Brands, Inc.	2,334,171
Household Products — 1.1%
	53,500	Clorox Co.	2,971,390
Industrial Conglomerates — 1.1%
	46,200	Carlisle Cos., Inc.	2,936,934
Insurance — 8.0%
	161,900	Assurant, Inc.	6,161,914
	62,463	Cincinnati Financial Corp.	2,616,575
	81,000	Genworth Financial, Inc., Class A	2,611,440
	77,400	IPC Holdings Ltd. (Bermuda)	2,527,110
	174,050	Old Republic International Corp.	4,641,914
	49,000	Safeco Corp.	2,615,620
			21,174,573
IT Services — 0.8%
	39,200	Affiliated Computer Services, Inc., Class A (a)	2,140,320
Machinery — 1.7%
	77,600	Crane Co.	2,307,824
	32,000	Harsco Corp.	2,098,240
			4,406,064
Media — 4.4%
	94,200	Dex Media, Inc.	2,617,818
	30,272	E.W. Scripps Co., Class A	1,512,692
	48,400	Gannett Co., Inc.	3,331,372
	70,300	Interactive Data Corp. (a)	1,592,295
	27,300	Knight Ridder, Inc.	1,601,964
	1,230	Washington Post Co. (The), Class B	987,075
			11,643,216
Multi-Utilities — 2.8%
	63,400	Energen Corp.	2,742,684
	79,900	Energy East Corp.	2,012,681
	61,600	SCANA Corp.	2,601,984
			7,357,349
Multiline Retail — 1.6%
	83,700	Family Dollar Stores, Inc.	1,663,119
	18,937	Federated Department Stores, Inc.	1,266,317
	45,800	Tuesday Morning Corp.	1,184,846
			4,114,282
Oil, Gas & Consumable Fuels — 7.5%
	62,400	Burlington Resources, Inc.	5,074,368
	70,300	Devon Energy Corp.	4,825,392
	56,500	Kinder Morgan, Inc.	5,433,040
	35,072	Marathon Oil Corp.	2,417,513
	37,300	Pioneer Natural Resources Co.	2,048,516
			19,798,829
Paper & Forest Products — 1.0%
	91,100	MeadWestvaco Corp.	2,516,182
Personal Products — 0.9%
	68,000	Estee Lauder Cos., Inc., Class A	2,368,440
Real Estate — 4.2%
	90,100	Brookfield Properties Co. (Canada)	2,655,247
	42,900	Forest City Enterprises, Inc.	1,634,490
	40,800	iStar Financial, Inc. REIT	1,649,544
	18,900	PS Business Parks, Inc., Class A REIT	865,620
	37,387	Rayonier, Inc. REIT	2,154,239
	24,900	Vornado Realty Trust REIT	2,156,838
			11,115,978
Software — 0.9%
	90,000	Computer Associates International, Inc.	2,502,900
Specialty Retail — 5.8%
	94,300	Autonation, Inc. (a)	1,883,171
	49,600	AutoZone, Inc. (a)	4,129,200
	117,900	Limited Brands, Inc.	2,408,697
	51,700	Sherwin-Williams Co. (The)	2,278,419
	50,800	Tiffany & Co.	2,020,316
	130,100	TJX Cos., Inc.	2,664,448
			15,384,251
Textiles, Apparel & Luxury Goods — 3.7%
	57,800	Columbia Sportswear Co. (a)	2,681,920
	120,800	V.F. Corp.	7,002,776
			9,684,696

2

Thrifts & Mortgage Finance — 3.8%
	80,800	Golden West Financial Corp.	4,798,712
	40,000	MGIC Investment Corp.	2,568,000
	55,900	Webster Financial Corp.	2,513,264
			9,879,976
Trading Companies & Distributors — 0.8%
	66,600	Hughes Supply, Inc.	2,171,160
Wireless Telecommunication Services — 0.9%
	65,700	Telephone & Data Systems, Inc.	2,485,015

		Total Common Stocks (Cost $229,544,745)	254,526,708

		Total Long-Term Investments (Cost $229,544,745)	254,526,708
Short-Term Investment — 5.0%
Investment Company — 5.0%	13,022,223	JPMorgan Prime Money Market Fund (b) (m)
		Total Short-Term Investment (Cost $13,022,223)	13,022,223
Total Investments — 101.8% (Cost $242,566,968)			$267,548,931
Liabilities in Excess of Other Assets — (1.8)%			(4,632,931)
Net Assets — 100.0%			$262,916,000

Percentages indicated are based on net assets.

Abbreviations:

REIT                     Real Estate Investment Trust

(a)          Non-income producing security.

(b)         Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(m)       All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,884,126
Aggregate gross unrealized depreciation	(5,902,163)
Net unrealized appreciation/depreciation	$24,981,963

Federal income tax cost of investments	$242,566,968

3

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments

As of September 30, 2005 (Unaudited)

	Shares	Security Description	Value
Long-Term Investments — 97.6%
Common Stocks — 97.6%
Aerospace & Defense — 2.2%
	3,200	Armor Holdings, Inc. (a)	$137,632
	8,400	Aviall, Inc. (a)	283,752
	5,600	BE Aerospace, Inc. (a)	92,792
	900	Curtiss-Wright Corp.	55,539
	8,800	Esterline Technologies Corp. (a)	333,432
	3,600	Heico Corp.	83,520
	2,400	Hexcel Corp. (a)	43,896
	4,600	Kaman Corp., Class A	94,070
	24,700	Moog, Inc., Class A (a)	729,144
	2,800	Orbital Sciences Corp. (a)	35,000
	1,300	Triumph Group, Inc. (a)	48,321
			1,937,098
Air Freight & Logistics — 0.1%
	3,000	Hub Group, Inc., Class A (a)	110,130
Airlines — 1.0%
	5,100	Alaska Air Group, Inc. (a)	148,206
	4,900	Continental Airlines, Inc., Class B (a)	47,334
	19,400	ExpressJet Holdings, Inc. (a)	174,018
	11,600	Mesa Air Group, Inc. (a)	95,700
	9,900	Pinnacle Airlines Corp. (a)	64,350
	9,600	Skywest, Inc.	257,472
	5,604	US Airways Group, Inc. (a)	117,735
			904,815
Auto Components — 0.5%
	3,000	American Axle & Manufacturing Holdings, Inc.	69,240
	5,300	ArvinMeritor, Inc.	88,616
	8,000	Hayes Lemmerz International, Inc. (a)	35,840
	1,400	Sauer-Danfoss, Inc.	28,000
	13,500	Tenneco Automotive, Inc. (a)	236,385
			458,081
Automobiles — 0.4%
	6,400	Fleetwood Enterprises, Inc. (a)	78,720
	7,900	Thor Industries, Inc.	268,600
	1,100	Winnebago Industries, Inc.	31,867
			379,187
Biotechnology — 3.4%
	3,500	Abgenix, Inc. (a)	44,380
	13,100	Alexion Pharmaceuticals, Inc. (a)	362,608
	6,600	Alkermes, Inc. (a)	110,880
	5,000	Amylin Pharmaceuticals, Inc. (a)	173,950
	3,900	Applera Corp. - Celera Genomics Group (a)	47,307
	5,000	Cell Genesys, Inc. (a)	27,400
	9,000	Cubist Pharmaceuticals, Inc. (a)	193,860
	2,500	CV Therapeutics, Inc. (a)	66,875
	3,200	Diversa Corp. (a)	18,528
	11,800	Encysive Pharmaceuticals, Inc. (a)	139,004
	3,600	Enzon Pharmaceuticals, Inc. (a)	23,868
	1,100	Exelixis, Inc. (a)	8,437
	35,500	Genelabs Technologies (a)	22,720
	2,700	ICOS Corp. (a)	74,574
	7,900	Incyte Corp. (a)	37,130
	7,000	Lifecell Corp. (a)	151,410
	5,500	Ligand Pharmaceuticals, Inc., Class B (a)	50,463
	3,300	Martek Biosciences Corp. (a)	115,929
	7,600	Myogen, Inc. (a)	178,600
	7,600	Myriad Genetics, Inc. (a)	166,136
	14,200	Nabi Biopharmaceuticals (a)	186,020
	2,700	OSI Pharmaceuticals, Inc. (a)	78,948
	3,200	Renovis, Inc. (a)	43,296
	13,900	Rigel Pharmaceuticals, Inc. (a)	330,403
	6,000	Seattle Genetics, Inc. (a)	31,500
	4,900	Telik, Inc. (a)	80,164
	3,100	United Therapeutics Corp. (a)	216,380
	3,500	Vertex Pharmaceuticals, Inc. (a)	78,225
			3,058,995

1

Building Products — 2.3%
	3,400	ElkCorp	121,618
	2,000	Griffon Corp. (a)	49,200
	13,800	Jacuzzi Brands, Inc. (a)	111,228
	15,800	Lennox International, Inc.	433,078
	5,100	NCI Building Systems, Inc. (a)	208,029
	16,700	Universal Forest Products, Inc.	957,244
	3,100	York International Corp.	173,817
			2,054,214
Capital Markets — 0.2%
	2,400	National Financial Partners Corp.	108,336
	3,800	Waddell & Reed Financial, Inc.	73,568
			181,904
Chemicals — 1.5%
	8,300	FMC Corp. (a)	474,926
	8,100	Georgia Gulf Corp.	195,048
	900	H.B. Fuller Co.	27,972
	3,000	Headwaters, Inc. (a)	112,200
	9,100	Hercules, Inc. (a)	111,202
	2,800	Kronos Worlwide, Inc.	88,872
	3,200	NewMarket Corp. (a)	55,488
	14,100	PolyOne Corp. (a)	85,446
	4,100	Terra Industries, Inc. (a)	27,265
	11,000	W.R. Grace & Co. (a)	98,450
	5,800	Wellman, Inc.	36,714
			1,313,583
Commercial Banks — 6.0%
	1,420	ABC Bancorp	27,250
	3,600	Amcore Financial, Inc.	112,356
	600	AmericanWest Bancorp (a)	13,872
	300	BancFirst Corp.	25,500
	8,400	Bank of the Ozarks, Inc.	288,372
	900	Capital Corp. of the West	27,495
	2,900	Capitol Bancorp Ltd.	93,960
	1,400	Center Financial Corp.	32,900
	4,100	Central Pacific Financial Corp.	144,238
	1,790	Chemical Financial Corp.	58,175
	2,500	City Holding Co.	89,400
	2,700	Columbia Banking System, Inc.	70,821
	10,400	Community Bank System, Inc.	235,040
	1,740	Community Trust Bancorp, Inc.	55,993
	10,100	EuroBancshares, Inc. (a)	150,591
	12,300	First Bancorp	208,116
	200	First Regional Bancorp./CA (a)	15,758
	2,700	First Republic Bank	95,121
	7,900	First State Bancorp, Inc.	167,401
	2,275	Glacier Bancorp, Inc.	70,229
	7,600	Gold Banc Corp., Inc.	113,240
	4,300	Greater Bay Bancorp	105,952
	5,800	Hanmi Financial Corp.	104,110
	8,775	IBERIABANK Corp.	466,391
	5,555	Independent Bank Corp. / MI	161,317
	10,100	Irwin Financial Corp.	205,939
	575	Macatawa Bank Corp.	19,671
	1,400	MB Financial, Inc.	54,572
	2,620	Mercantile Bank Corp.	112,110
	2,800	Nara Bancorp, Inc.	41,860
	4,670	Oriental Financial Group	57,161
	4,700	Pacific Capital Bancorp	156,463
	1,100	Peoples Bancorp, Inc.	30,393
	9,300	PrivateBancorp, Inc.	318,804
	7,900	Republic Bancorp, Inc.	111,706
	420	Republic Bancorp, Inc., Class A	8,786
	700	Santander Bancorp	17,241
	1,000	Simmons First National Corp., Class A	28,520
	800	Southwest Bancorp, Inc.	17,576
	500	State Financial Services Corp.	18,260
	1,640	Sterling Bancorp	36,916
	12,600	Sterling Bancshares, Inc.	185,346
	12,000	Summit Bancshares, Inc.	220,440
	1,085	Sun Bancorp, Inc. (a)	22,883
	500	Taylor Capital Group, Inc.	18,910
	1,000	TriCo Bancshares	21,520
	2,100	Umpqua Holdings Corp.	51,072
	6,200	West Coast Bancorp	155,000

2

6,300	Westamerica Bancorp	325,395
500	Western Sierra Bancorp (a)	17,220
3,900	Wilshire Bancorp, Inc.	59,670
1,500	Wintrust Financial Corp.	75,390
		5,322,422
Commercial Services & Supplies — 3.2%
12,200	Angelica Corp.	217,770
1,100	Banta Corp.	55,979
2,100	Coinstar, Inc. (a)	38,871
12,600	Corinthian Colleges, Inc. (a)	167,202
500	CRA International, Inc. (a)	20,845
2,500	DiamondCluster International, Inc. (a)	18,950
3,900	Duratek, Inc. (a)	71,292
3,500	Geo Group, Inc. (The) (a)	92,750
600	Gevity HR, Inc.	16,344
8,000	Heidrick & Struggles, Inc. (a)	259,040
3,500	Hudson Highland Group, Inc. (a)	87,395
31,200	IKON Office Solutions, Inc.	311,376
2,100	Imagistics International, Inc. (a)	87,885
3,000	Interpool, Inc.	54,750
6,200	John H. Harland Co.	275,280
2,600	Kforce, Inc. (a)	26,780
2,000	Korn/Ferry International (a)	32,780
7,800	Labor Ready, Inc. (a)	200,070
6,000	Navigant Consulting, Inc. (a)	114,960
2,200	Pre-Paid Legal Services, Inc.	85,140
3,200	SOURCECORP, Inc. (a)	68,608
5,100	Spherion Corp. (a)	38,760
12,100	TeleTech Holdings, Inc. (a)	121,242
2,900	Tetra Tech, Inc. (a)	48,778
5,100	United Rentals, Inc. (a)	100,521
3,100	United Stationers, Inc. (a)	148,366
500	Vertrue, Inc. (a)	18,175
1,400	Waste Connections, Inc. (a)	49,112
		2,829,021
Communications Equipment — 2.8%
15,500	3Com Corp. (a)	63,240
4,000	Ariba, Inc. (a)	22,800
12,300	Arris Group, Inc. (a)	145,878
1,600	Audiovox Corp. (a)	22,368
5,100	Avocent Corp. (a)	161,364
2,000	Bel Fuse, Inc., Class B	72,860
3,400	Black Box Corp.	142,664
3,400	C-COR, Inc. (a)	22,950
28,300	CIENA Corp. (a)	74,712
6,400	CommScope, Inc. (a)	110,976
1,300	Comtech Telecommunications Corp. (a)	53,911
2,500	Ditech Communications Corp. (a)	16,850
2,800	Echelon Corp. (a)	25,788
8,000	Extreme Networks, Inc. (a)	35,600
3,400	Finisar Corp. (a)	4,658
6,900	Foundry Networks, Inc. (a)	87,630
6,600	Glenayre Technologies, Inc. (a)	23,694
4,600	Harmonic, Inc. (a)	26,772
12,200	Inter-Tel, Inc.	256,200
1,000	Interdigital Communications Corp. (a)	19,640
8,600	MRV Communications, Inc. (a)	18,318
3,800	Netgear, Inc. (a)	91,428
9,700	Plantronics, Inc.	298,857
1,700	Polycom, Inc. (a)	27,489
12,000	Powerwave Technologies, Inc. (a)	155,880
3,300	Redback Networks, Inc. (a)	32,736
4,600	SafeNet, Inc. (a)	167,026
12,500	Symmetricom, Inc. (a)	96,750
5,300	Tekelec (a)	111,035
6,000	Terayon Communication Systems, Inc. (a)	23,400
12,400	Utstarcom, Inc. (a)	101,308
7,700	Westell Technologies, Inc. (a)	28,028
		2,542,810

3

Computers & Peripherals — 1.6%
8,500	Adaptec, Inc. (a)	32,555
3,900	Advanced Digital Information Corp. (a)	36,660
24,000	Brocade Communications Systems, Inc. (a)	97,920
3,200	Dot Hill Systems Corp. (a)	21,536
1,100	Electronics for Imaging, Inc. (a)	25,234
8,800	Gateway, Inc. (a)	23,760
6,300	Hutchinson Technology, Inc. (a)	164,556
3,200	Hypercom Corp. (a)	20,864
5,600	Imation Corp.	240,072
5,600	Intergraph Corp. (a)	250,376
6,200	Komag, Inc. (a)	198,152
19,400	Maxtor Corp. (a)	85,360
1,900	Palm, Inc. (a)	53,827
11,900	Quantum Corp. (a)	36,771
700	Stratasys, Inc. (a)	20,790
2,700	Synaptics, Inc. (a)	50,760
2,100	UNOVA, Inc. (a)	73,458
		1,432,651
Construction & Engineering — 0.4%
1,700	Dycom Industries, Inc. (a)	34,374
1,900	MasTec, Inc. (a)	20,710
4,200	Quanta Services, Inc. (a)	53,592
2,100	URS Corp. (a)	84,819
3,400	Washington Group International, Inc. (a)	183,226
		376,721
Construction Materials — 0.6%
1,500	Ameron International Corp.	69,600
2,700	Eagle Materials, Inc.	327,699
1,800	Texas Industries, Inc.	97,920
		495,219
Consumer Finance — 1.3%
2,800	Advanta Corp.	79,044
2,300	Asta Funding, Inc.	69,828
21,700	Cash America International, Inc.	450,275
5,400	CompuCredit Corp. (a)	239,868
7,400	Metris Cos., Inc. (a)	108,262
1,400	United PanAm Financial Corp. (a)	34,958
6,000	World Acceptance Corp. (a)	152,460
		1,134,695
Containers & Packaging — 0.5%
2,500	Greif, Inc., Class A	150,250
10,200	Silgan Holdings, Inc.	339,252
		489,502
Distributors — 0.2%
4,600	Handleman Co.	58,098
4,100	WESCO International, Inc. (a)	138,867
		196,965
Diversified Financial Services — 0.8%
700	Encore Capital Group, Inc. (a)	12,488
1,500	eSpeed, Inc. (a)	11,370
8,800	GATX Corp.	348,040
4,800	Knight Capital Group, Inc. (a)	39,888
5,600	Nasdaq Stock Market, Inc. (a)	141,960
13,124	Technology Investment Capital Corp.	207,228
		760,974
Diversified Telecommunication Services — 1.0%
4,500	Broadwing Corp. (a)	22,455
50,700	Cincinnati Bell, Inc. (a)	223,587
6,900	CT Communications, Inc.	85,353
1,500	Golden Telecom, Inc. (Russia)	47,355
49,600	Premiere Global Services, Inc. (a)	405,728
3,300	Talk America Holdings, Inc. (a)	31,119
15,000	Time Warner Telecom, Inc., Class A (a)	117,000
		932,597
Electric Utilities — 0.7%
2,800	Black Hills Corp.	121,436
5,900	El Paso Electric Co. (a)	123,015
2,100	Idacorp, Inc.	63,273
400	MGE Energy, Inc.	14,604
400	UIL Holdings Corp.	20,924
8,100	Unisource Energy Corp.	269,244
		612,496

4

Electrical Equipment — 0.2%
1,000	Encore Wire Corp. (a)	16,260
5,200	Evergreen Solar, Inc. (a)	48,516
6,200	General Cable Corp. (a)	104,160
2,600	Power-One, Inc. (a)	14,404
4,200	Valence Technology, Inc. (a)	11,382
		194,722
Electronic Equipment & Instruments — 2.2%
6,400	Aeroflex, Inc. (a)	59,904
9,100	Agilysis, Inc.	153,244
9,100	Anixter International, Inc. (a)	367,003
700	BEI Technologies, Inc.	24,493
6,300	Bell Microproducts, Inc. (a)	63,189
5,700	Benchmark Electronics, Inc. (a)	171,684
4,550	Brightpoint, Inc. (a)	87,087
3,400	Checkpoint Systems, Inc. (a)	80,648
6,300	CTS Corp.	76,230
1,400	Electro Scientific Industries, Inc. (a)	31,304
600	Faro Technologies, Inc. (a)	11,694
8,800	Global Imaging Systems, Inc (a)	299,640
3,900	Itron, Inc. (a)	178,074
2,600	Lexar Media, Inc. (a)	16,640
1,300	MTS Systems Corp.	49,101
3,100	Radisys Corp. (a)	60,140
2,900	Rofin-Sinar Technologies, Inc. (a)	110,171
5,700	Sypris Solutions, Inc.	61,218
9,600	TTM Technologies, Inc. (a)	68,640
		1,970,104
Energy Equipment & Services — 3.0%
21,700	Grey Wolf, Inc. (a)	182,931
2,100	Gulf Island Fabrication, Inc.	60,375
2,800	Gulfmark Offshore, Inc. (a)	90,356
4,900	Hanover Compressor Co. (a)	67,914
2,600	Hydril (a)	178,464
14,700	Key Energy Services, Inc. (a)	216,825
4,700	Lone Star Technologies, Inc. (a)	261,273
900	Lufkin Industries, Inc.	39,195
7,400	Oceaneering International, Inc. (a)	395,234
3,300	Offshore Logistics, Inc. (a)	122,100
3,200	Oil States International, Inc. (a)	116,192
13,700	Parker Drilling Co. (a)	126,999
15,700	Todco, Class A (a)	654,847
4,800	Veritas DGC, Inc. (a)	175,776
		2,688,481
Food & Staples Retailing — 0.5%
3,300	Great Atlantic & Pacific Tea Co., Inc. (a)	93,588
1,300	Nash Finch Co.	54,847
7,200	Pantry, Inc. (The) (a)	269,064
4,100	Pathmark Stores, Inc. (a)	46,207
		463,706
Food Products — 1.0%
13,600	Chiquita Brands International, Inc.	380,120
8,400	Corn Products International, Inc.	169,428
2,150	Flowers Foods, Inc.	58,652
1,300	J & J Snack Foods Corp.	75,140
5,800	Sanderson Farms, Inc.	215,528
		898,868
Gas Utilities — 1.2%
6,400	New Jersey Resources Corp.	294,272
4,400	Nicor, Inc.	184,932
3,200	Northwest Natural Gas Co.	119,104
3,600	South Jersey Industries, Inc.	104,904
7,500	Southwest Gas Corp.	205,425
5,000	WGL Holdings, Inc.	160,650
		1,069,287
Health Care Equipment & Supplies — 2.7%
5,000	Align Technology, Inc. (a)	33,600
300	Analogic Corp.	15,123
3,600	Animas Corp. (a)	56,520
2,600	Arrow International, Inc.	73,320
4,100	Arthrocare Corp. (a)	164,902
400	Bio-Rad Laboratories, Inc., Class A (a)	21,996

5

2,700	Biosite, Inc. (a)	167,022
9,100	Conmed Corp. (a)	253,708
3,400	Diagnostic Products Corp.	179,282
19,200	Encore Medical Corp. (a)	90,240
1,300	EPIX Pharmaceuticals, Inc. (a)	10,010
1,450	Immucor, Inc. (a)	39,788
3,400	Integra LifeSciences Holdings Corp. (a)	130,084
1,500	Inverness Medical Innovations, Inc. (a)	39,795
2,300	Kyphon, Inc. (a)	101,062
4,100	Mentor Corp.	225,541
6,700	Nektar Therapeutics (a)	113,565
1,500	Palomar Medical Technologies, Inc. (a)	39,345
4,500	PolyMedica Corp.	157,230
12,500	Steris Corp.	297,375
5,800	SurModics, Inc. (a)	224,402
		2,433,910
Health Care Providers & Services — 4.3%
4,300	Alderwoods Group, Inc. (a)	70,434
15,300	Alliance Imaging, Inc. (a)	130,815
8,400	Andrx Corp. (a)	129,612
5,600	Apria Healthcare Group, Inc. (a)	178,696
1,900	Cardinal Financial Corp. (a)	18,335
11,600	Centene Corp. (a)	290,348
8,000	Computer Programs & Systems, Inc.	276,320
1,100	Dendrite International, Inc. (a)	22,099
2,900	Genesis HealthCare Corp. (a)	116,928
12,800	Kindred Healthcare, Inc. (a)	381,440
4,400	LCA Vision, Inc.	163,328
7,800	OCA, Inc. (a)	11,700
8,700	Owens & Minor, Inc.	255,345
5,600	Pediatrix Medical Group, Inc. (a)	430,192
10,900	Per-Se Technologies, Inc. (a)	225,194
14,400	PSS World Medical, Inc. (a)	192,096
4,600	Res-Care, Inc. (a)	70,794
18,300	Stewart Enterprises, Inc.	121,329
4,100	Symbion, Inc. (a)	106,067
3,300	Trizetto Group (a)	46,596
9,650	United Surgical Partners International, Inc. (a)	377,411
7,600	Ventiv Health, Inc. (a)	199,196
		3,814,275
Hotels, Restaurants & Leisure — 2.0%
8,100	Ameristar Casinos, Inc.	168,804
3,200	Argosy Gaming Co. (a)	150,368
1,100	CEC Entertainment, Inc. (a)	34,936
10,800	CKE Restaurants, Inc.	142,344
4,400	Domino’s Pizza, Inc.	102,608
3,400	Jack in the Box, Inc. (a)	101,694
19,100	Landry’s Restaurants, Inc.	559,630
5,400	Multimedia Games, Inc. (a)	52,434
2,400	O’Charley’s, Inc. (a)	34,344
5,300	Pinnacle Entertainment, Inc. (a)	97,149
2,900	Rare Hospitality International, Inc. (a)	74,530
10,200	Ruby Tuesday, Inc.	221,952
2,600	Ryan’s Restaurant Group, Inc. (a)	30,342
		1,771,135
Household Durables — 1.3%
67	CSS Industries, Inc.	2,179
4,100	Jarden Corp. (a)	168,387
5,600	Levitt Corp., Class A	128,464
3,300	Stanley Furniture Co., Inc.	86,427
11,900	Technical Olympic USA, Inc.	311,304
11,900	Tupperware Corp.	271,082
6,600	WCI Communities, Inc. (a)	187,242
		1,155,085
Industrial Conglomerates — 0.4%
1,300	Acco Brands Corp. (a)	36,686
5,900	Walter Industries, Inc.	288,628
		325,314
Insurance — 2.7%
1,700	American Physicians Capital, Inc. (a)	83,521
4,100	Argonaut Group, Inc. (a)	110,741
14,400	Delphi Financial Group, Inc.	673,920

6

4,100	Direct General Corp.	80,893
3,400	LandAmerica Financial Group, Inc.	219,810
2,300	Midland Co. (The)	82,869
200	Navigators Group, Inc. (a)	7,464
23,500	PMA Capital Corp., Class A (a)	206,330
700	Safety Insurance Group, Inc.	24,913
3,300	Selective Insurance Group	161,370
3,800	Stewart Information Services Corp.	194,560
1,300	United Fire & Casualty Co.	58,643
8,800	Zenith National Insurance Corp.	551,672
		2,456,706
Internet & Catalog Retail — 0.2%
2,300	GSI Commerce, Inc. (a)	45,770
4,700	Insight Enterprises, Inc. (a)	87,420
900	J. Jill Group, Inc. (The) (a)	14,238
1,300	Nutri/Systems, Inc. (a)	32,526
		179,954
Internet Software & Services — 2.3%
200	aQuantive, Inc. (a)	4,026
6,400	AsiaInfo Holdings, Inc. (a)	31,040
2,200	Blue Coat Systems, Inc. (a)	95,656
900	Click Commerce, Inc. (a)	16,497
36,800	CMGI, Inc. (a)	61,456
13,400	CNET Networks, Inc. (a)	181,838
2,800	Digital Insight Corp. (a)	72,968
3,200	Digital River, Inc. (a)	111,520
12,100	Digitas, Inc. (a)	137,456
22,000	EarthLink, Inc. (a)	235,400
1,800	Equinix, Inc. (a)	74,970
5,300	Infospace, Inc. (a)	126,511
5,400	Internet Security Systems (a)	129,654
700	Interwoven, Inc. (a)	5,719
3,800	Ipass, Inc. (a)	20,444
3,400	j2 Global Communications, Inc. (a)	137,428
3,900	Jupitermedia Corp. (a)	69,069
4,100	Openwave Systems, Inc. (a)	73,718
6,800	SupportSoft, Inc. (a)	34,272
8,300	United Online, Inc.	114,955
7,400	ValueClick, Inc. (a)	126,466
4,600	WebEx Communications, Inc. (a)	112,746
3,000	webMethods, Inc. (a)	21,210
1,800	Websense, Inc. (a)	92,178
		2,087,197
IT Services — 1.6%
11,600	Acxiom Corp.	217,152
48,400	BearingPoint, Inc. (a)	367,356
13,400	Ciber, Inc. (a)	99,562
2,800	Covansys Corp. (a)	44,688
4,000	CSG Systems International, Inc. (a)	86,840
4,200	Euronet Worldwide, Inc. (a)	124,278
4,400	Gartner, Inc., Class A (a)	51,436
2,000	Intrado, Inc. (a)	36,060
3,100	Lionbridge Technologies (a)	20,925
4,600	Mantech International Corp., Class A (a)	121,486
9,100	Perot Systems Corp., Class A (a)	128,765
3,300	Startek, Inc.	43,560
8,500	Sykes Enterprises, Inc. (a)	101,150
3,400	Tyler Technologies, Inc. (a)	28,152
		1,471,410
Leisure Equipment & Products — 0.6%
6,900	JAKKS Pacific, Inc. (a)	111,987
5,000	K2, Inc. (a)	57,000
3,500	MarineMax, Inc. (a)	89,215
6,200	RC2 Corp. (a)	209,312
3,100	Steinway Musical Instruments, Inc. (a)	81,685
		549,199
Machinery — 3.5%
7,200	AGCO Corp. (a)	131,040
5,200	Astec Industries, Inc. (a)	147,628
6,200	Barnes Group, Inc.	222,332
5,400	Briggs & Stratton Corp.	186,786
3,900	Cascade Corp.	189,930

7

	7,600	Crane Co.	226,024
	1,700	ESCO Technologies, Inc. (a)	85,119
	5,300	Flowserve Corp. (a)	192,655
	3,400	Greenbrier Cos., Inc.	113,016
	5,900	JLG Industries, Inc.	215,881
	6,200	Lincoln Electric Holdings, Inc.	244,280
	5,600	Manitowoc Co., Inc.	281,400
	700	Middleby Corp. (a)	50,750
	2,900	NACCO Industries, Inc., Class A	331,905
	4,300	Reliance Steel & Aluminum Co.	227,599
	1,100	Tecumseh Products Co., Class A	23,672
	2,900	Valmont Industries, Inc.	85,144
	4,100	Wabash National Corp.	80,606
	3,400	Watts Water Technologies, Inc., Class A	98,090
			3,133,857
Marine — 0.1%
	1,700	Kirby Corp. (a)	84,031
Media — 2.4%
	1,400	Advo, Inc.	43,806
	3,400	Arbitron, Inc.	135,456
	2,900	Catalina Marketing Corp.	65,946
	59,500	Charter Communications, Inc., Class A (a)	89,250
	24,100	Gemstar-TV Guide International, Inc. (a)	71,336
	3,600	Gray Television, Inc.	38,124
	3,500	Insight Communications Co., Inc., Class A (a)	40,705
	16,000	Lodgenet Entertainment Corp. (a)	235,680
	3,100	Media General, Inc., Class A	179,831
	21,600	Mediacom Communications Corp., Class A (a)	159,408
	31,800	Primedia, Inc. (a)	130,062
	5,300	ProQuest Co. (a)	191,860
	20,000	Radio One, Inc., Class D (a)	263,000
	2,300	RCN Corp. (a)	48,806
	2,100	Saga Communications, Inc., Class A (a)	27,930
	4,500	Scholastic Corp. (a)	166,320
	3,400	Valassis Communications, Inc. (a)	132,532
	8,000	World Wrestling Entertainment, Inc.	104,000
			2,124,052
Metals & Mining — 2.0%
	3,500	AK Steel Holding Corp. (a)	29,995
	1,800	Chaparral Stell Co. (a)	45,396
	17,300	Commercial Metals Co.	583,702
	1,300	Metal Management, Inc.	32,955
	3,500	NN, Inc.	41,965
	2,600	Oregon Steel Mills, Inc. (a)	72,540
	9,300	Quanex Corp.	615,846
	6,500	Ryerson Tull, Inc.	138,450
	6,300	Steel Dynamics, Inc.	213,948
			1,774,797
Multi-Utilities — 0.6%
	5,100	Avista Corp.	98,940
	4,400	NorthWestern Corp.	132,836
	19,200	Sierra Pacific Resources (a)	285,120
			516,896
Multiline Retail — 0.2%
	6,400	ShopKo Stores, Inc. (a)	163,328
Oil, Gas & Consumable Fuels — 3.1%
	3,300	ATP Oil & Gas Corp. (a)	108,372
	1,800	Callon Petroleum Co. (a)	37,674
	4,400	Cimarex Energy Co. (a)	199,452
	1,800	Clayton Williams Energy, Inc. (a)	77,760
	2,700	Comstock Resources, Inc. (a)	88,587
	4,100	Energy Partners Ltd. (a)	128,002
	4,100	Frontier Oil Corp.	181,835
	2,000	Giant Industries, Inc. (a)	117,080
	16,000	Houston Exploration Co. (a)	1,076,000
	1,400	Penn Virginia Corp.	80,794
	5,800	St. Mary Land & Exploration Co.	212,280
	3,800	Stone Energy Corp. (a)	231,952
	3,300	Swift Energy Co. (a)	150,975
	1,600	World Fuel Services Corp.	51,920
			2,742,683

8

Paper & Forest Products — 0.1%
	2,600	Schweitzer-Mauduit International, Inc.	58,032
Personal Products — 0.2%
	800	Parlux Fragrances, Inc. (a)	23,312
	13,100	Playtex Products, Inc. (a)	144,100
			167,412
Pharmaceuticals — 1.5%
	19,500	Adolor Corp. (a)	208,260
	10,700	AtheroGenics, Inc. (a)	171,521
	63,900	AVANIR Pharmaceuticals, Class A (a)	197,451
	3,100	Conor Medsystems, Inc. (a)	72,850
	25,100	Cypress Bioscience, Inc. (a)	135,791
	4,100	Impax Laboratories, Inc. (a)	49,774
	8,900	Medicis Pharmaceutical Corp., Class A	289,784
	800	Par Pharmaceutical Cos, Inc. (a)	21,296
	9,300	Theravance, Inc. (a)	195,672
			1,342,399
Real Estate — 7.1%
	9,700	Affordable Residential Communities REIT (m)	98,067
	11,200	American Home Mortgage Investment Corp. REIT	339,360
	11,000	Anthracite Capital, Inc. REIT	127,380
	8,400	Ashford Hospitality Trust, Inc.	90,384
	2,100	Boykin Lodging Co. REIT (a)	26,082
	6,000	Capital Automotive REIT REIT	232,260
	4,600	Entertainment Properties Trust REIT	205,298
	10,300	Equity Inns, Inc. REIT	139,050
	14,900	FelCor Lodging Trust, Inc. REIT (a)	225,735
	5,000	Glimcher Realty Trust REIT	122,350
	2,300	Government Properties Trust, Inc. REIT	22,540
	5,000	Impac Mortgage Holdings, Inc. REIT	61,300
	22,300	Innkeepers USA Trust REIT	344,535
	3,600	Jones Lang LaSalle, Inc.	165,816
	12,400	Kilroy Realty Corp. REIT	694,772
	2,800	LaSalle Hotel Properties REIT	96,460
	16,400	Lexington Corporate Properties Trust REIT	386,220
	13,500	LTC Properties, Inc. REIT	286,200
	12,000	Maguire Properties, Inc. REIT	360,600
	24,000	Meristar Hospitality Corp. REIT (a)	219,120
	10,900	MFA Mortgage Investments, Inc. REIT	66,817
	14,500	Mid-America Apartment Communities, Inc. REIT	674,395
	1,400	National Health Investors, Inc. REIT	38,654
	3,800	Novastar Financial, Inc. REIT	125,362
	9,900	Pennsylvania Real Estate Investment Trust REIT	417,582
	14,200	RAIT Investment Trust REIT	404,700
	6,900	Saul Centers, Inc. REIT	248,331
	3,500	Taubman Centers, Inc. REIT	110,950
			6,330,320
Road & Rail — 1.4%
	1,400	Amerco, Inc. (a)	81,466
	2,600	Arkansas Best Corp.	90,662
	6,500	Dollar Thrifty Automotive Group, Inc. (a)	218,855
	800	Frozen Food Express Industries (a)	8,392
	8,400	Genesee & Wyoming, Inc., Class A (a)	266,280
	700	Marten Transport Ltd. (a)	17,710
	1,500	Old Dominion Freight Line (a)	50,235
	8,800	RailAmerica, Inc. (a)	104,720
	10,700	SCS Transportation, Inc. (a)	168,097
	6,000	U.S. Xpress Enterprises, Inc., Class A (a)	69,960
	1,000	USA Truck, Inc. (a)	25,300
	8,700	Werner Enterprises, Inc.	150,423
			1,252,100
Semiconductors & Semiconductor Equipment — 4.7%
	2,800	Actel Corp. (a)	40,488
	3,200	ADE Corp. (a)	71,936
	7,200	Advanced Energy Industries, Inc. (a)	77,472
	10,800	AMIS Holdings, Inc. (a)	128,088
	16,700	Amkor Technology, Inc. (a)	73,146
	11,700	Applied Micro Circuits Corp. (a)	35,100
	3,000	Asyst Technologies, Inc. (a)	13,980
	32,300	Atmel Corp. (a)	66,538
	1,800	ATMI, Inc. (a)	55,800
	4,400	August Technology Corp. (a)	46,948

9

	14,700	Axcelis Technologies, Inc. (a)	76,734
	2,100	Brooks Automation, Inc. (a)	27,993
	4,000	Cabot Microelectronics Corp. (a)	117,520
	11,600	Cirrus Logic, Inc. (a)	88,044
	4,200	Cohu, Inc.	99,330
	37,800	Conexant Systems, Inc. (a)	67,662
	6,500	Credence Systems Corp. (a)	51,870
	4,500	Cymer, Inc. (a)	140,940
	9,000	Cypress Semiconductor Corp. (a)	135,450
	2,700	Diodes, Inc. (a)	97,902
	2,700	DSP Group, Inc. (a)	69,282
	7,806	Entegris, Inc. (a)	88,208
	2,200	Exar Corp. (a)	30,844
	4,100	Fairchild Semiconductor International, Inc. (a)	60,926
	1,700	Genesis Microchip, Inc. (a)	37,315
	4,780	Integrated Device Technology, Inc. (a)	51,337
	3,100	Integrated Silicon Solutions, Inc. (a)	26,040
	6,600	IXYS Corp. (a)	69,696
	2,600	Kopin Corp. (a)	18,070
	7,800	Kulicke & Soffa Industries, Inc. (a)	56,550
	5,000	Lattice Semiconductor Corp. (a)	21,400
	6,000	LTX Corp. (a)	25,320
	6,900	Mattson Technology, Inc. (a)	51,819
	9,100	Micrel, Inc. (a)	102,193
	6,900	Microsemi Corp. (a)	176,226
	8,300	MIPS Technologies, Inc. (a)	56,689
	2,000	MKS Instruments, Inc. (a)	34,460
	7,300	Omnivision Technologies, Inc. (a)	92,126
	35,100	ON Semiconductor Corp. (a)	181,467
	7,600	Photronics, Inc. (a)	147,440
	3,700	Pixelworks, Inc. (a)	24,383
	10,300	PMC-Sierra, Inc. (a)	90,743
	1,800	Power Integrations, Inc. (a)	39,150
	5,900	Rambus, Inc. (a)	71,390
	19,400	RF Micro Devices, Inc. (a)	109,610
	4,700	Semitool, Inc. (a)	37,365
	7,900	Semtech Corp. (a)	130,113
	4,500	Sigmatel, Inc. (a)	91,080
	9,500	Silicon Image, Inc. (a)	84,455
	4,100	Silicon Laboratories, Inc. (a)	124,599
	6,800	Silicon Storage Technology, Inc. (a)	36,584
	13,600	Skyworks Solutions, Inc. (a)	95,472
	1,900	Standard Microsystems Corp. (a)	56,829
	1,100	Supertex, Inc. (a)	32,989
	3,100	Tessera Technologies, Inc. (a)	92,721
	800	Ultratech, Inc. (a)	12,472
	2,700	Varian Semiconductor Equipment Associates, Inc. (a)	114,399
	18,200	Vitesse Semiconductor Corp. (a)	34,216
	3,000	Zoran Corp. (a)	42,900
			4,231,819
Software — 2.4%
	700	Ansoft Corp. (a)	20,370
	2,500	Ansys, Inc. (a)	96,225
	5,800	Aspen Technology, Inc. (a)	36,250
	3,900	Borland Software Corp. (a)	22,698
	3,600	Epicor Software Corp. (a)	46,800
	3,000	EPIQ Systems, Inc. (a)	65,460
	2,700	Factset Research Systems, Inc.	95,148
	1,500	Filenet Corp. (a)	41,850
	5,100	Informatica Corp. (a)	61,302
	600	Intervideo, Inc. (a)	6,018
	1,200	InterVoice, Inc. (a)	10,812
	3,500	JDA Software Group, Inc. (a)	53,130
	1,100	Kronos, Inc. (a)	49,104
	1,700	Macrovision Corp. (a)	32,470
	4,000	Magma Design Automation, Inc. (a)	32,480
	3,200	Manhattan Associates, Inc. (a)	74,240
	6,700	Mentor Graphics Corp. (a)	57,620
	2,200	MicroStrategy, Inc. (a)	154,638
	1,800	MRO Software, Inc. (a)	30,312
	29,900	Parametric Technology Corp. (a)	208,403
	700	Pegasystems, Inc. (a)	4,193
	7,200	Phoenix Technologies Ltd. (a)	54,216

10

9,700	Progress Software Corp. (a)	308,169
600	Quality Systems, Inc. (a)	41,454
2,800	Quest Software, Inc. (a)	42,196
14,500	Secure Computing Corp. (a)	164,575
500	SPSS, Inc. (a)	12,000
800	SS&C Technologies, Inc.	29,312
1,700	Talx Corp.	55,743
4,100	TIBCO Software, Inc. (a)	34,276
1,100	TradeStation Group, Inc. (a)	11,154
4,900	Transaction Systems Architechs, Inc. (a)	136,465
5,400	Wind River Systems, Inc. (a)	69,822
		2,158,905
Specialty Retail — 4.7%
36,000	Aaron Rents, Inc.	761,400
10,400	Asbury Automotive Group, Inc. (a)	177,112
2,200	Big 5 Sporting Goods Corp.	52,492
2,300	Build-A-Bear Workshop, Inc. (a)	51,290
1,700	Building Material Holding Corp.	158,423
6,500	Burlington Coat Factory Warehouse Corp.	247,260
35,300	Charming Shoppes, Inc. (a)	376,651
4,200	Children’s Place Retail Stores, Inc. (a)	149,688
2,400	Dress Barn, Inc. (a)	54,624
900	Electronics Boutique Holdings Corp. (a)	56,556
7,100	Genesco, Inc. (a)	264,404
14,000	Guess?, Inc. (a)	300,020
3,900	HOT Topic, Inc. (a)	59,904
5,200	Lithia Motors, Inc., Class A	150,696
5,900	Movie Gallery, Inc.	61,301
10,700	Pacific Sunwear of California, Inc. (a)	229,408
5,700	Petco Animal Supplies, Inc. (a)	120,612
5,000	Select Comfort Corp. (a)	99,900
2,100	Sonic Automotive, Inc.	46,662
1,300	Sports Authority, Inc. (The) (a)	38,272
4,950	Stage Stores, Inc.	133,006
10,700	Stein Mart, Inc.	217,210
9,900	Too, Inc. (a)	271,557
2,400	Trans World Entertainment Corp. (a)	18,936
2,800	United Auto Group, Inc.	92,512
		4,189,896
Textiles, Apparel & Luxury Goods — 1.1%
2,000	Brown Shoe Co., Inc.	66,000
1,100	Deckers Outdoor Corp. (a)	26,466
2,000	DHB Industries, Inc. (a)	8,380
7,600	K-Swiss, Inc., Class A	224,732
4,400	Kellwood Co.	113,740
4,600	Kenneth Cole Productions, Inc., Class A	125,534
4,500	Movado Group, Inc.	84,240
900	Oxford Industries, Inc.	40,608
2,500	Russell Corp.	35,100
7,700	Skechers U.S.A., Inc., Class A (a)	126,049
4,000	Unifirst Corp.	140,280
		991,129
Thrifts & Mortgage Finance — 3.1%
4,700	Accredited Home Lenders Holding Co. (a)	165,252
18,200	BankAtlantic Bancorp, Inc., Class A	309,218
200	Capital Crossing Bank (a)	6,948
2,200	Commercial Capital Bancorp, Inc.	37,400
9,400	Corus Bankshares, Inc.	515,402
2,200	Dime Community Bancshares	32,384
9,357	First Niagara Financial Group, Inc.	135,115
1,300	First Place Financial Corp.	28,821
2,200	FirstFed Financial Corp. (a)	118,382
5,400	Flagstar Bancorp, Inc.	86,940
7,400	Fremont General Corp.	161,542
3,100	Gibraltar Industries, Inc.	70,897
1,300	ITLA Capital Corp. (a)	68,237
9,700	Partners Trust Financial Group, Inc.	111,744
9,300	Provident New York Bancorp	108,531
15,200	R&G Financial Corp., Class B	209,000
6,050	Sterling Financial Corp.	136,428
28,995	W Holding Co., Inc.	277,192
3,200	WSFS Financial Corp.	188,448
		2,767,881

11

Tobacco — 0.4%
18,900	Alliance One International, Inc.	66,906
7,000	Universal Corp.	271,810
		338,716
Trading Companies & Distributors — 1.6%
29,350	Applied Industrial Technologies, Inc.	1,053,078
9,100	Hughes Supply, Inc.	296,660
1,700	Nuco2, Inc. (a)	43,775
		1,393,513
Wireless Telecommunication Services — 0.5%
8,800	Centennial Communications Corp. (a)	131,824
31,700	Dobson Communications Corp. (a)	243,456
2,800	InPhonic, Inc. (a)	38,500
		413,780
	Total Long-Term Investments (Cost $81,185,923)	87,228,979

Short-Term Investments — 6.4%
Investment Company — 6.2%
5,502,853	JPMorgan Prime Money Market Fund (b) (m)	5,502,853

Principal Amount
U. S. Treasury Notes — 0.2%
$200,000	U.S. Treasury Bond 1.88%, 11/30/05 (k)	199,516

	Total Short-Term Investments (Cost $5,702,511)	5,702,369
Total Investments — 104.0% (Cost $86,888,434)		$92,931,348
Liabilities in Excess of Other Assets — (4.0)%		(3,587,906)
Net Assets — 100.0%		$89,343,442

Percentages indicated are based on net assets

Abbreviations:

(a)          Non-income producing security.

(b)         Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(k)          Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)       All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

REIT                     Real Estate Investment Trust

Futures Contracts

(Amounts in thousands, except for number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 09/30/05 (USD)	Unrealized Depreciation (USD)

7	Russell 2000 Index	December, 2005	$2,372,633	$(20,283)

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,551,878
Aggregate gross unrealized depreciation	(5,508,963)
Net unrealized appreciation/depreciation	$6,042,915

Federal income tax cost of investments	$86,888,434

12

JPMorgan U.S. Large Cap Core Equity Portfolio

Schedule of Portfolio Investments

As of September 30, 2005 (Unaudited)

Shares	Security Description	Value
Long-Term Investments — 99.4%
Common Stocks — 99.4%
Aerospace & Defense — 2.2%
6,000	Boeing Co.	$407,700
18,425	Raytheon Co.	700,519
		1,108,219
Air Freight & Logistics — 1.4%
8,200	FedEx Corp.	714,466
Beverages — 1.9%
22,325	Coca-Cola Co. (The)	964,217
Building Products — 1.9%
20,600	American Standard Cos., Inc.	958,930
Capital Markets — 2.0%
11,300	Morgan Stanley	609,522
7,700	State Street Corp.	376,684
		986,206
Chemicals — 1.9%
19,750	Praxair, Inc.	946,618
Commercial Banks — 3.6%
33,600	Bank of America Corp.	1,414,560
7,600	Wachovia Corp.	361,684
		1,776,244
Communications Equipment — 5.7%
29,850	Cisco Systems, Inc. (a)	535,210
30,600	Corning, Inc. (a)	591,498
32,300	Motorola, Inc.	713,507
21,900	QUALCOMM, Inc.	980,025
		2,820,240
Computers & Peripherals — 4.8%
46,900	Hewlett-Packard Co.	1,369,480
6,300	International Business Machines Corp.	505,386
7,950	Lexmark International, Inc., Class A (a)	485,347
		2,360,213
Consumer Finance — 1.6%
14,000	American Express Co.	804,160
Diversified Financial Services — 4.1%
11,600	CIT Group, Inc.	524,088
33,325	Citigroup, Inc.	1,516,954
		2,041,042
Diversified Telecommunication Services — 2.9%
36,367	Sprint Corp.	864,808
17,425	Verizon Communications, Inc.	569,623
		1,434,431
Food & Staples Retailing — 3.9%
32,450	CVS Corp.	941,374
15,825	Safeway, Inc.	405,120
13,700	Wal-Mart Stores, Inc.	600,334
		1,946,828
Health Care Equipment & Supplies — 0.8%
15,900	Boston Scientific Corp. (a)	371,583
Health Care Providers & Services — 4.0%
9,450	HCA, Inc.	452,844
10,800	Medco Health Solutions, Inc. (a)	592,164
12,700	WellPoint, Inc. (a)	962,914
		2,007,922
Hotels, Restaurants & Leisure — 2.0%
30,275	McDonald’s Corp.	1,013,910
Household Durables — 0.4%
2,700	Mohawk Industries, Inc. (a)	216,675
Household Products — 1.6%
13,000	Procter & Gamble Co.	772,980
Industrial Conglomerates — 5.8%
56,600	General Electric Co.	1,905,722
34,000	Tyco International Ltd. (Bermuda)	946,900
		2,852,622
Insurance — 4.7%
12,400	Allstate Corp. (The)	685,596
4,950	AMBAC Financial Group, Inc.	356,697
22,800	Genworth Financial, Inc., Class A	735,072
7,400	Hartford Financial Services Group, Inc.	571,058
		2,348,423
IT Services — 0.7%
14,275	Accenture Ltd., Class A (Bermuda)	363,442

1

Media — 4.6%
	32,475	Comcast Corp., Special Class A (a)	934,630
	12,600	Dex Media, Inc.	350,154
	7,200	E.W. Scripps Co., Class A	359,784
	6,775	Gannett Co., Inc.	466,323
	5,850	Viacom, Inc., Class B	193,109
			2,304,000
Metals & Mining — 0.5%
	6,000	United States Steel Corp.	254,100
Multi-Utilities — 2.5%
	10,000	Dominion Resources, Inc.	861,400
	12,750	Duke Energy Corp.	371,917
			1,233,317
Oil, Gas & Consumable Fuels — 11.0%
	23,100	Chevron Corp.	1,495,263
	19,500	ConocoPhillips	1,363,245
	74,050	El Paso Corp.	1,029,295
	16,800	Exxon Mobil Corp.	1,067,472
	7,300	Marathon Oil Corp.	503,189
			5,458,464
Pharmaceuticals — 8.1%
	7,500	Eli Lilly & Co.	401,400
	20,850	Johnson & Johnson	1,319,388
	30,660	Pfizer, Inc.	765,580
	4,625	Sepracor, Inc. (a)	272,829
	26,900	Wyeth	1,244,663
			4,003,860
Semiconductors & Semiconductor Equipment — 1.0%
	13,700	Analog Devices, Inc.	508,818
Software — 4.9%
	63,925	Microsoft Corp.	1,644,790
	65,200	Oracle Corp. (a)	807,828
			2,452,618
Specialty Retail — 1.3%
	17,225	Home Depot, Inc.	656,962
Textiles, Apparel & Luxury Goods — 1.3%
	3,600	Nike, Inc., Class B	294,048
	5,900	V.F. Corp.	342,023
			636,071
Thrifts & Mortgage Finance — 3.8%
	22,925	Freddie Mac	1,294,345
	14,650	Washington Mutual, Inc.	574,573
			1,868,918
Tobacco — 2.5%
	16,650	Altria Group, Inc.	1,227,272
		Total Common Stocks (Cost $41,083,598)	49,413,771
Short-Term Investment — 0.8%
Investment Company — 0.8%
	384,347	JPMorgan Prime Money Market Fund (b) (m) (Cost $384,347)	384,347
Total Investments — 100.2% (Cost $41,467,945)			$49,798,118
Liabilities in Excess of Other Assets — (0.2)%			(117,994)
Net Assets — 100.0%			$49,680,124

Percentages indicated are based on net assets.

Abbreviations:

(a)   Non-income producing security.

(b)   Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(m)  All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,106,954
Aggregate gross unrealized depreciation	(776,781)
Net unrealized appreciation/depreciation	$8,330,173

Federal income tax cost of investments	$41,467,945

2

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The sub-administrator prepares financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Series Trust II

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
November 23, 2005

By:	/s/ Stephanie Dorsey
Stephanie Dorsey
Treasurer and Principal Financial Officer
November 23, 2005